UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Roberta R.W. Kameda, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of March 31, 2018 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of six series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund.

STOCK FUND	March 31, 2018
Portfolio of Investments (unaudited)

COMMON STOCKS: 98.6%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 15.4%
AUTOMOBILES & COMPONENTS: 0.4%
Harley-Davidson, Inc.	5,581,047	$239,315,296
CONSUMER DURABLES & APPAREL: 0.3%
Mattel, Inc.	17,569,301	231,036,308
MEDIA: 11.9%
Charter Communications, Inc., Class A(a)	6,233,786	1,940,078,879
Comcast Corp., Class A	61,827,694	2,112,652,304
DISH Network Corp., Class A(a)	9,976,176	377,997,308
News Corp., Class A	7,528,790	118,954,882
Time Warner, Inc.	19,232,977	1,819,054,965
Twenty-First Century Fox, Inc., Class A	42,310,126	1,552,358,523
Twenty-First Century Fox, Inc., Class B	9,300,600	338,262,822

		8,259,359,683
RETAILING: 2.8%
Booking Holdings, Inc.(a)	436,400	907,882,196
Liberty Interactive Corp. QVC Group, Series A(a)	18,779,076	472,669,343
Target Corp.	7,978,254	553,930,175

		1,934,481,714

		10,664,193,001
ENERGY: 8.1%
Anadarko Petroleum Corp.(b)	27,357,621	1,652,673,885
Apache Corp.(b)	23,502,334	904,369,812
Baker Hughes, a GE Company	24,939,940	692,582,134
Concho Resources, Inc.(a)	2,810,500	422,502,465
National Oilwell Varco, Inc.(b)	19,998,800	736,155,828
Occidental Petroleum Corp.	3,044,726	197,785,401
Schlumberger, Ltd. (Curacao/United States)	14,005,645	907,285,683
Weatherford International PLC(a) (Ireland)	27,859,600	63,798,484

		5,577,153,692
FINANCIALS: 27.9%
BANKS: 10.7%
Bank of America Corp.	82,035,100	2,460,232,649
BB&T Corp.	12,050,944	627,131,125
JPMorgan Chase & Co.	16,429,700	1,806,774,109
Wells Fargo & Co.	47,627,141	2,496,138,460

		7,390,276,343
DIVERSIFIED FINANCIALS: 14.4%
American Express Co.	16,413,200	1,531,023,296
Bank of New York Mellon Corp.	27,662,624	1,425,455,015
Capital One Financial Corp.(b)	26,625,511	2,551,256,464
Charles Schwab Corp.	53,293,000	2,782,960,460
Goldman Sachs Group, Inc.	6,589,500	1,659,631,470

		9,950,326,705
INSURANCE: 2.8%
AEGON NV (Netherlands)	71,260,531	482,433,795
Brighthouse Financial, Inc.(a)	2,099,363	107,907,258
MetLife, Inc.	29,878,900	1,371,142,721

		1,961,483,774

		19,302,086,822
HEALTH CARE: 22.0%
HEALTH CARE EQUIPMENT & SERVICES: 6.8%
Cigna Corp.	6,191,117	1,038,497,965
Danaher Corp.	3,419,500	334,803,245
Express Scripts Holding Co.(a)	21,011,371	1,451,465,509
Medtronic PLC (Ireland)	11,373,400	912,374,148
UnitedHealth Group, Inc.	4,384,260	938,231,640

		4,675,372,507

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.2%
Alnylam Pharmaceuticals, Inc.(a)	2,813,861	$335,130,845
AstraZeneca PLC ADR (United Kingdom)	35,771,973	1,250,945,896
Bristol-Myers Squibb Co.	16,848,739	1,065,682,742
Eli Lilly and Co.	13,404,661	1,037,118,621
Gilead Sciences, Inc.	10,125,612	763,369,889
GlaxoSmithKline PLC ADR (United Kingdom)	32,000,000	1,250,240,000
Merck & Co., Inc.	8,026,900	437,225,243
Novartis AG ADR (Switzerland)	21,730,200	1,756,886,670
Roche Holding AG ADR (Switzerland)	35,687,249	1,021,547,503
Sanofi ADR (France)	40,619,428	1,628,026,674

		10,546,174,083

		15,221,546,590
INDUSTRIALS: 5.5%
CAPITAL GOODS: 1.8%
Johnson Controls International PLC (Ireland)	34,254,251	1,207,119,805
TRANSPORTATION: 3.7%
FedEx Corp.	6,338,999	1,522,057,050
Union Pacific Corp.	7,857,400	1,056,270,282

		2,578,327,332

		3,785,447,137
INFORMATION TECHNOLOGY: 17.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.9%
Maxim Integrated Products, Inc.	10,931,775	658,311,490
SOFTWARE & SERVICES: 8.2%
Alphabet, Inc., Class A(a)	87,500	90,749,750
Alphabet, Inc., Class C(a)	1,874,153	1,933,732,324
Dell Technologies, Inc., Class V(a)	8,122,510	594,648,957
Micro Focus International PLC ADR (United Kingdom)	20,522,377	288,134,173
Microsoft Corp.	23,591,000	2,153,150,570
Synopsys, Inc.(a)	3,714,669	309,209,048
VMware, Inc.(a)	2,250,000	272,857,500

		5,642,482,322
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.3%
Cisco Systems, Inc.	30,952,711	1,327,561,775
Hewlett Packard Enterprise Co.(b)	99,055,316	1,737,430,243
HP Inc.	51,646,578	1,132,092,990
Juniper Networks, Inc.(b)	24,233,165	589,592,904
TE Connectivity, Ltd. (Switzerland)	9,628,175	961,854,682

		5,748,532,594

		12,049,326,406
MATERIALS: 0.9%
Celanese Corp., Series A	6,496,298	650,994,023
TELECOMMUNICATION SERVICES: 1.4%
Sprint Corp.(a)	100,731,527	491,569,852
Zayo Group Holdings, Inc.(a)(b)	14,627,500	499,675,400

		991,245,252

TOTAL COMMON STOCKS (Cost $44,748,189,991)		$68,241,992,923

1 / Dodge & Cox Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2018

SHORT-TERM INVESTMENTS: 0.9%

	SHARES/ PAR VALUE	VALUE
REPURCHASE AGREEMENT: 0.8%
Fixed Income Clearing Corporation(c) 1.00%, dated 3/29/18, due 4/2/18, maturity value $571,922,540	$571,859,000	$571,859,000
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	68,333,020	68,333,020

TOTAL SHORT-TERM INVESTMENTS (Cost $640,192,020)		$640,192,020

TOTAL INVESTMENTS (Cost $45,388,382,011)	99.5%	$68,882,184,943
OTHER ASSETS LESS LIABILITIES	0.5%	334,549,814

NET ASSETS	100.0%	$69,216,734,757

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.625%-2.625%, 8/15/20-7/15/21. Total collateral value is $583,299,649.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index – Long Position	6,083	6/15/18	$803,868,450	$(17,028,971)

See accompanying Notes to Portfolio of Investments	Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2018:

Security Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$68,241,992,923	$—	$—
Short-term Investments
Repurchase Agreement	—	571,859,000	—
Money Market Fund	68,333,020	—	—

Total Securities	$68,310,325,943	$571,859,000	$—

Other Investments
Futures Contracts
Depreciation	$(17,028,971)	$—	$—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at March 31, 2018 and December 31, 2017, and there were no transfers to Level 3 during the period.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Dodge & Cox Stock Fund / 3

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the three-month period ended March 31, 2018. Transactions during the period in these securities were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period
COMMON STOCKS: 12.9%
CONSUMER DISCRETIONARY: 0.3%
Mattel, Inc.	16,700,000	869,301	—	17,569,301	$—	$—	$(37,228,248)	$231,036,308
ENERGY: 4.8%
Anadarko Petroleum Corp.	27,357,621	—	—	27,357,621	6,839,405	—	185,211,095	1,652,673,885
Apache Corp.	18,700,694	4,801,640	—	23,502,334	4,675,174	—	(57,165,378)	904,369,812
National Oilwell Varco, Inc.	18,698,800	1,300,000	—	19,998,800	990,569	—	15,897,674	736,155,828

								3,293,199,525
FINANCIALS: 3.7%
Capital One Financial Corp.	26,795,511	—	(170,000)	26,625,511	10,718,204	3,576,505	(104,388,708)	2,551,256,464
INFORMATION TECHNOLOGY: 3.4%
Hewlett Packard Enterprise Co.	102,041,816	—	(2,986,500)	99,055,316	7,653,136	13,411,815	312,598,622	1,737,430,243
Juniper Networks, Inc.	22,833,165	1,400,000	—	24,233,165	4,361,970	—	(98,254,196)	589,592,904

								2,327,023,147
TELECOMMUNICATION SERVICES: 0.7%
Zayo Group Holdings, Inc.(b)	14,027,500	600,000	—	14,627,500	—	—	(37,846,020)	499,675,400

					$35,238,458	$16,988,320	$178,824,841	$8,902,190,844

(a)	Net of foreign taxes, if any
(b)	Non-income producing

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

4 / Dodge & Cox Stock Fund

GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)	March 31, 2018

COMMON STOCKS: 93.1%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 18.4%
AUTOMOBILES & COMPONENTS: 2.2%
Bayerische Motoren Werke AG (Germany)	867,300	$94,124,004
Honda Motor Co., Ltd. (Japan)	3,289,100	114,205,853

		208,329,857
CONSUMER DURABLES & APPAREL: 0.1%
Mattel, Inc. (United States)	943,828	12,411,338
MEDIA: 12.3%
Altice NV, Series A(a) (Netherlands)	7,733,145	63,960,512
Charter Communications, Inc., Class A(a) (United States)	447,797	139,363,382
Comcast Corp., Class A (United States)	4,888,500	167,040,045
DISH Network Corp., Class A(a) (United States)	1,066,600	40,413,474
Grupo Televisa SAB ADR (Mexico)	7,212,000	115,103,520
Liberty Global PLC, Series C(a) (United Kingdom)	5,326,500	162,085,395
Liberty Latin America Ltd, Series A(a) (Bermuda/United Kingdom)	1,199,000	23,320,550
Liberty Latin America Ltd, Series C(a) (Bermuda/United Kingdom)	788,562	15,053,649
Naspers, Ltd. (South Africa)	646,100	158,266,491
Television Broadcasts, Ltd. (Hong Kong)	2,509,500	8,360,020
Time Warner, Inc. (United States)	1,864,066	176,303,362
Twenty-First Century Fox, Inc., Class A (United States)	2,950,500	108,253,845

		1,177,524,245
RETAILING: 3.8%
Booking Holdings, Inc.(a) (United States)	54,200	112,757,138
JD.com, Inc. ADR(a) (Cayman Islands/China)	2,140,100	86,652,649
Liberty Interactive Corp. QVC Group, Series A(a) (United States)	3,729,716	93,876,952
Target Corp. (United States)	924,900	64,215,807

		357,502,546

		1,755,767,986
CONSUMER STAPLES: 1.0%
FOOD & STAPLES RETAILING: 1.0%
Magnit PJSC (Russia)	1,171,100	95,121,123
ENERGY: 6.5%
Anadarko Petroleum Corp. (United States)	3,277,500	197,993,775
Apache Corp. (United States)	1,934,532	74,440,791
National Oilwell Varco, Inc. (United States)	1,598,700	58,848,147
Occidental Petroleum Corp. (United States)	619,363	40,233,820
Saipem SPA(a) (Italy)	5,874,230	23,093,088
Schlumberger, Ltd. (Curacao/United States)	918,900	59,526,342
Suncor Energy, Inc. (Canada)	4,455,800	153,903,332
Weatherford International PLC(a) (Ireland)	4,434,175	10,154,261

		618,193,556
FINANCIALS: 26.1%
BANKS: 15.7%
Axis Bank, Ltd. (India)	11,219,400	88,391,781
Banco Santander SA (Spain)	7,093,633	46,265,136
Bank of America Corp. (United States)	6,080,000	182,339,200
Barclays PLC (United Kingdom)	79,009,700	230,745,197
BNP Paribas SA (France)	1,431,700	106,154,018
ICICI Bank, Ltd. (India)	43,078,436	185,473,909
Kasikornbank PCL- Foreign (Thailand)	19,697,500	134,424,131
Societe Generale SA (France)	2,337,900	127,194,117

	SHARES	VALUE
Standard Chartered PLC (United Kingdom)	10,109,177	$101,226,766
UniCredit SPA(a) (Italy)	5,959,066	125,033,847
Wells Fargo & Co. (United States)	3,302,773	173,098,333

		1,500,346,435
DIVERSIFIED FINANCIALS: 8.4%
American Express Co. (United States)	739,700	68,999,216
Bank of New York Mellon Corp. (United States)	1,570,500	80,927,865
Capital One Financial Corp. (United States)	1,585,800	151,951,356
Charles Schwab Corp. (United States)	3,614,200	188,733,524
Credit Suisse Group AG (Switzerland)	5,622,799	94,347,462
Goldman Sachs Group, Inc. (United States)	496,200	124,972,932
UBS Group AG (Switzerland)	5,452,500	96,008,635

		805,940,990
INSURANCE: 2.0%
AEGON NV (Netherlands)	10,924,706	73,775,072
Aviva PLC (United Kingdom)	15,984,820	111,394,118

		185,169,190

		2,491,456,615
HEALTH CARE: 18.9%
HEALTH CARE EQUIPMENT & SERVICES: 4.6%
Cigna Corp. (United States)	581,700	97,574,358
Express Scripts Holding Co.(a) (United States)	2,374,100	164,002,828
Medtronic PLC (Ireland)	1,216,700	97,603,674
UnitedHealth Group, Inc. (United States)	396,800	84,915,200

		444,096,060
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 14.3%
Alnylam Pharmaceuticals, Inc.(a) (United States)	358,500	42,697,350
AstraZeneca PLC (United Kingdom)	2,301,200	158,279,990
Bayer AG (Germany)	742,920	84,004,258
Bristol-Myers Squibb Co. (United States)	1,422,900	89,998,425
Eli Lilly and Co. (United States)	1,428,800	110,546,256
GlaxoSmithKline PLC (United Kingdom)	10,727,400	208,411,560
Merck & Co., Inc. (United States)	601,300	32,752,811
Novartis AG (Switzerland)	2,741,200	221,768,697
Novartis AG ADR (Switzerland)	260,900	21,093,765
Roche Holding AG (Switzerland)	768,900	176,354,815
Sanofi (France)	2,755,562	221,423,773

		1,367,331,700

		1,811,427,760
INDUSTRIALS: 4.8%
CAPITAL GOODS: 2.8%
Johnson Controls International PLC (Ireland)	5,356,840	188,775,042
Schneider Electric SA (France)	878,578	77,280,463

		266,055,505
TRANSPORTATION: 2.0%
FedEx Corp. (United States)	386,800	92,874,548
Union Pacific Corp. (United States)	785,800	105,635,094

		198,509,642

		464,565,147
INFORMATION TECHNOLOGY: 10.5%
SOFTWARE & SERVICES: 5.9%
Alphabet, Inc., Class C(a) (United States)	223,999	231,119,928
Baidu, Inc. ADR(a) (Cayman Islands/China)	375,800	83,874,802
Dell Technologies, Inc., Class V(a) (United States)	1,252,416	91,689,375
Micro Focus International PLC ADR (United Kingdom)	2,872,449	40,329,184
Microsoft Corp. (United States)	1,260,000	115,000,200

		562,013,489

1 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	March 31, 2018

COMMON STOCKS (continued)

	SHARES	VALUE
TECHNOLOGY, HARDWARE & EQUIPMENT: 4.6%
Cisco Systems, Inc. (United States)	893,100	$38,305,059
Hewlett Packard Enterprise Co. (United States)	8,014,600	140,576,084
HP Inc. (United States)	2,080,200	45,597,984
Juniper Networks, Inc. (United States)	2,967,168	72,191,197
Samsung Electronics Co., Ltd. (South Korea)	26,724	62,276,460
TE Connectivity, Ltd. (Switzerland)	823,815	82,299,119

		441,245,903

		1,003,259,392
MATERIALS: 3.5%
Celanese Corp., Series A (United States)	519,000	52,008,990
Cemex SAB de CV ADR (Mexico)	12,568,801	83,205,462
LafargeHolcim, Ltd. (Switzerland)	1,142,520	62,576,162
Linde AG (Germany)	631,910	133,028,260

		330,818,874
REAL ESTATE: 0.5%
Hang Lung Group, Ltd. (Hong Kong)	15,217,900	49,889,142
TELECOMMUNICATION SERVICES: 2.9%
Millicom International Cellular SA SDR (Luxembourg)	1,003,400	68,524,176
MTN Group, Ltd. (South Africa)	9,129,900	92,498,950
Sprint Corp.(a) (United States)	9,218,500	44,986,280
Zayo Group Holdings, Inc.(a) (United States)	2,108,300	72,019,528

		278,028,934

TOTAL COMMON STOCKS (Cost $7,303,820,969)		$8,898,528,529

PREFERRED STOCKS: 4.6%
ENERGY: 1.0%
Petroleo Brasileiro SA(a) (Brazil)	15,153,206	98,268,985
FINANCIALS: 1.9%
BANKS: 1.9%
Itau Unibanco Holding SA (Brazil)	11,630,329	180,754,572
INFORMATION TECHNOLOGY: 1.7%
TECHNOLOGY, HARDWARE & EQUIPMENT: 1.7%
Samsung Electronics Co., Ltd. (South Korea)	80,814	155,912,707

TOTAL PREFERRED STOCKS (Cost $183,928,996)		$434,936,264

SHORT-TERM INVESTMENTS: 1.9%

	SHARES/ PAR VALUE	VALUE
REPURCHASE AGREEMENT: 1.8%
Fixed Income Clearing Corporation(b) 1.00%, dated 3/29/18, due 4/2/18, maturity value $175,562,505	$175,543,000	$175,543,000
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	9,513,767	9,513,767

TOTAL SHORT-TERM INVESTMENTS (Cost $185,056,767)		$185,056,767

TOTAL INVESTMENTS (Cost $7,672,806,732)	99.6%	$9,518,521,560
OTHER ASSETS LESS LIABILITIES	0.4%	36,988,172

NET ASSETS	100.0%	$9,555,509,732

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.125%-2.00%, 8/31/21 - 2/15/22. Total collateral value is $179,054,281.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)	March 31, 2018

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index – Long Position	1,192	6/15/18	$157,522,800	$(4,638,374)

CURRENCY FORWARD CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)
Contracts to sell CHF:
Barclays	4/25/18	7,646,911	7,296,300	$1,749
Barclays	4/25/18	15,179,689	14,483,700	3,472
Barclays	4/25/18	15,396,452	14,703,150	(9,708)
Barclays	4/25/18	7,756,108	7,406,850	(4,890)
Goldman Sachs	4/25/18	7,755,295	7,406,850	(5,702)
Goldman Sachs	4/25/18	15,394,840	14,703,150	(11,320)
Citibank	5/2/18	9,989,795	9,300,000	239,501
HSBC	5/2/18	7,804,931	7,250,000	203,895
UBS	5/2/18	7,805,947	7,250,000	204,912
JPMorgan	5/9/18	7,787,911	7,250,000	182,547
JPMorgan	5/9/18	7,792,934	7,250,000	187,569
UBS	5/9/18	6,127,655	5,700,000	148,265
Credit Suisse	5/16/18	21,468,833	20,000,000	476,633
Contracts to sell CNH:
Bank of America	5/16/18	3,529,328	24,959,408	(442,458)
Bank of America	5/16/18	3,530,876	24,959,407	(440,910)
Goldman Sachs	5/16/18	3,545,017	25,061,497	(443,015)
Goldman Sachs	5/16/18	3,536,275	25,005,000	(442,766)
Goldman Sachs	5/16/18	3,530,046	24,955,663	(441,144)
Goldman Sachs	5/16/18	3,544,717	25,059,025	(442,921)
Bank of America	6/13/18	45,881,425	320,000,000	(4,973,027)
Bank of America	6/13/18	10,716,582	75,000,000	(1,202,430)
Bank of America	6/13/18	10,714,286	75,000,000	(1,204,727)
Bank of America	8/1/18	5,871,921	40,354,776	(527,895)
Bank of America	8/1/18	4,070,927	27,977,448	(365,982)
JPMorgan	8/1/18	5,872,776	40,354,777	(527,040)
JPMorgan	8/1/18	5,873,630	40,354,776	(526,185)
JPMorgan	8/1/18	4,071,520	27,977,449	(365,390)
JPMorgan	8/1/18	4,070,631	27,977,449	(366,279)
JPMorgan	8/1/18	4,072,112	27,977,448	(364,797)
JPMorgan	8/1/18	5,871,494	40,354,777	(528,322)
Bank of America	8/8/18	9,366,533	64,455,800	(852,445)
Credit Suisse	8/8/18	9,368,984	64,455,800	(849,994)
Goldman Sachs	8/8/18	7,205,552	49,581,400	(655,203)
JPMorgan	8/8/18	7,206,075	49,581,400	(654,680)
JPMorgan	8/8/18	7,205,028	49,581,400	(655,727)
JPMorgan	8/15/18	25,259,917	172,651,536	(2,104,670)
UBS	8/15/18	2,248,430	15,399,496	(192,330)
UBS	8/15/18	8,655,478	59,281,368	(740,385)
Bank of America	8/29/18	6,039,970	40,800,000	(422,889)
Bank of America	8/29/18	6,171,734	41,616,000	(420,383)
Bank of America	8/29/18	11,363,809	75,000,000	(516,448)
Citibank	8/29/18	6,045,743	40,800,000	(417,117)
HSBC	8/29/18	40,667,900	275,000,000	(2,893,042)
UBS	8/29/18	5,337,129	36,000,000	(365,395)
UBS	8/29/18	5,861,715	39,584,160	(408,552)
UBS	8/29/18	6,103,228	41,199,840	(422,968)

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)

Credit Suisse	1/9/19	7,298,389	48,278,840	$(309,737)
HSBC	1/9/19	1,820,112	12,069,710	(81,919)
HSBC	1/9/19	1,820,579	12,069,710	(81,452)
HSBC	1/9/19	5,460,337	36,209,130	(245,758)
HSBC	1/9/19	5,461,737	36,209,130	(244,357)
JPMorgan	1/16/19	22,554,310	147,128,533	(625,150)
JPMorgan	1/16/19	35,845,717	233,832,367	(993,555)
Citibank	1/30/19	7,918,195	51,135,704	(133,770)
Citibank	1/30/19	7,803,155	50,372,484	(128,632)
Citibank	1/30/19	439,944	2,840,015	(7,252)
Citibank	1/30/19	446,430	2,883,046	(7,542)
HSBC	1/30/19	7,881,608	50,881,297	(130,297)
HSBC	1/30/19	444,367	2,868,702	(7,346)
UBS	1/30/19	7,916,357	51,135,705	(135,609)
UBS	1/30/19	446,327	2,883,047	(7,646)
Citibank	2/13/19	5,050,348	32,500,000	(64,495)
Credit Suisse	2/13/19	5,047,760	32,500,000	(67,084)
Contracts to sell EUR:
Citibank	5/16/18	9,317,258	7,500,000	61,245
Citibank	5/16/18	9,317,258	7,500,000	61,245
Credit Suisse	5/16/18	20,052,094	16,250,000	(2,601)
Bank of America	6/20/18	2,457,388	1,980,000	7,249
Bank of America	6/20/18	12,286,940	9,900,000	36,246
Bank of America	6/20/18	12,473,105	10,050,000	36,795
Bank of America	6/20/18	2,494,621	2,010,000	7,359
Bank of America	6/20/18	2,494,621	2,010,000	7,359
Bank of America	6/20/18	12,473,105	10,050,000	36,795

Counterparty	Settle Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation (Depreciation)
Contracts to buy CNH:
Citibank	5/16/18	3,937,374	24,959,408	34,412
Citibank	5/16/18	7,893,959	50,040,593	68,992
Citibank	5/16/18	3,937,436	24,959,407	34,350
Citibank	5/16/18	7,894,083	50,040,592	68,867
Citibank	6/13/18	17,196,905	110,000,000	284,313
Goldman Sachs	8/1/18	32,310,927	204,996,676	199,249
Citibank	8/8/18	2,617,690	16,609,769	15,663
Goldman Sachs	8/8/18	2,616,824	16,609,769	16,529
HSBC	8/8/18	2,578,092	16,361,862	15,957
Contracts to buy EUR:
Bank of America	5/16/18	9,293,063	7,500,000	(37,050)

Unrealized gain on currency forward contracts				2,641,168
Unrealized loss on currency forward contracts				(29,520,388)

Net unrealized loss on currency forward contracts				$(26,879,220)

The listed counterparty may be the parent company or one of its subsidiaries.

CHF: Swiss Franc

CNH: Chinese Yuan Renminbi

EUR: Euro

3 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dodge & Cox Global Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2018:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$1,316,851,106	$438,916,880	$—
Consumer Staples	—	95,121,123	—
Energy	595,100,468	23,093,088	—
Financials	971,022,426	1,520,434,189	—
Health Care	741,184,667	1,070,243,093	—
Industrials	387,284,684	77,280,463	—
Information Technology	940,982,932	62,276,460	—
Materials	135,214,452	195,604,422	—
Real Estate	—	49,889,142	—
Telecommunication Services	117,005,808	161,023,126	—
Preferred Stocks
Energy	98,268,985	—	—
Financials	180,754,572	—	—
Information Technology	—	155,912,707	—
Short-term Investments
Repurchase Agreement	—	175,543,000	—
Money Market Fund	9,513,767	—	—

Total Securities	$5,493,183,867	$4,025,337,693	$—

Other Investments
Futures Contracts
Depreciation	$(4,638,374)	$—	$—
Currency Forward Contracts
Appreciation	—	2,641,168	—
Depreciation	—	(29,520,388)	—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation or when significant observable inputs are used to fair value a specific security. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at March 31, 2018 and December 31, 2017, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Global Stock Fund

INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)	March 31, 2018

COMMON STOCKS: 91.1%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 13.3%
AUTOMOBILES & COMPONENTS: 4.5%
Bayerische Motoren Werke AG (Germany)	10,324,500	$1,120,469,598
Honda Motor Co., Ltd. (Japan)	32,452,955	1,126,848,499
NGK Spark Plug Co., Ltd. (Japan)	5,104,300	123,262,330
Yamaha Motor Co., Ltd. (Japan)	16,675,000	499,028,132

		2,869,608,559
MEDIA: 7.6%
Altice NV, Series A(a) (Netherlands)	56,458,574	466,966,456
Grupo Televisa SAB ADR (Mexico)	47,437,317	757,099,579
Liberty Global PLC, Series A(a)(b) (United Kingdom)	18,753,503	587,172,179
Liberty Global PLC, Series C(a) (United Kingdom)	31,098,154	946,316,826
Liberty Latin America Ltd, Series A(a)(b) (Bermuda/United Kingdom)	3,917,037	76,186,370
Liberty Latin America Ltd, Series C(a) (Bermuda/United Kingdom)	5,535,198	105,666,930
Naspers, Ltd. (South Africa)	7,314,795	1,791,807,672
Television Broadcasts, Ltd.(b) (Hong Kong)	40,022,900	133,330,234

		4,864,546,246
RETAILING: 1.2%
JD.com, Inc. ADR(a) (Cayman Islands/China)	18,558,648	751,439,658

		8,485,594,463
CONSUMER STAPLES: 0.8%
FOOD & STAPLES RETAILING: 0.8%
Magnit PJSC(b) (Russia)	5,978,285	485,578,673
ENERGY: 5.7%
Saipem SPA(a)(b) (Italy)	56,980,627	224,005,292
Schlumberger, Ltd. (Curacao/United States)	19,365,724	1,254,511,601
Statoil ASA (Norway)	37,189,350	880,796,882
Suncor Energy, Inc. (Canada)	34,660,400	1,197,170,216
Weatherford International PLC(a) (Ireland)	34,997,592	80,144,485

		3,636,628,476
FINANCIALS: 26.9%
BANKS: 20.2%
Axis Bank, Ltd. (India)	79,450,400	625,948,123
Banco Santander SA (Spain)	134,924,095	879,983,723
Barclays PLC (United Kingdom)	569,734,798	1,663,891,502
BNP Paribas SA (France)	20,627,058	1,529,402,172
ICICI Bank, Ltd.(b) (India)	388,897,176	1,674,394,112
Kasikornbank PCL- Foreign(b) (Thailand)	117,601,427	802,562,236
Lloyds Banking Group PLC (United Kingdom)	1,034,259,000	939,830,871
Mitsubishi UFJ Financial Group, Inc. (Japan)	124,165,400	824,104,976
Societe Generale SA (France)	24,567,542	1,336,604,137
Standard Chartered PLC (United Kingdom)	117,393,813	1,175,505,779
UniCredit SPA(a) (Italy)	68,114,562	1,429,188,020

		12,881,415,651
DIVERSIFIED FINANCIALS: 4.0%
Credit Suisse Group AG (Switzerland)	64,979,908	1,090,326,968
Haci Omer Sabanci Holding AS (Turkey)	47,323,154	125,830,507
UBS Group AG (Switzerland)	75,371,927	1,327,162,924

		2,543,320,399

	SHARES	VALUE
INSURANCE: 2.7%
AEGON NV(b) (Netherlands)	134,755,530	$910,010,663
Aviva PLC (United Kingdom)	120,592,527	840,378,443

		1,750,389,106

		17,175,125,156
HEALTH CARE: 16.6%
HEALTH CARE EQUIPMENT & SERVICES: 1.5%
Koninklijke Philips NV (Netherlands)	25,058,351	962,993,023
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.1%
AstraZeneca PLC (United Kingdom)	17,169,500	1,180,943,979
Bayer AG (Germany)	11,583,650	1,309,799,070
GlaxoSmithKline PLC (United Kingdom)	71,770,800	1,394,360,643
Novartis AG (Switzerland)	13,311,870	1,076,957,561
Novartis AG ADR (Switzerland)	11,028,500	891,654,225
Roche Holding AG (Switzerland)	7,345,800	1,684,831,835
Sanofi (France)	25,572,622	2,054,893,503

		9,593,440,816

		10,556,433,839
INDUSTRIALS: 7.6%
CAPITAL GOODS: 7.3%
Johnson Controls International PLC (Ireland)	36,274,801	1,278,323,987
Mitsubishi Electric Corp. (Japan)	80,585,800	1,309,771,712
Nidec Corp. (Japan)	4,471,200	685,863,440
Schneider Electric SA (France)	11,900,546	1,046,782,078
Smiths Group PLC (United Kingdom)	16,840,000	358,112,502

		4,678,853,719
TRANSPORTATION: 0.3%
DP World, Ltd. (United Arab Emirates)	8,256,304	186,008,518

		4,864,862,237
INFORMATION TECHNOLOGY: 9.4%
SOFTWARE & SERVICES: 1.6%
Baidu, Inc. ADR(a) (Cayman Islands/China)	3,200,987	714,428,288
Micro Focus International PLC (United Kingdom)	7,117,520	99,576,278
Micro Focus International PLC ADR (United Kingdom)	13,027,673	182,908,529

		996,913,095
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.8%
Brother Industries, Ltd. (Japan)	9,224,000	214,642,310
Hewlett Packard Enterprise Co. (United States)	58,629,684	1,028,364,657
Kyocera Corp. (Japan)	15,085,900	855,135,372
Samsung Electronics Co., Ltd. (South Korea)	625,427	1,457,468,167
TE Connectivity, Ltd. (Switzerland)	7,136,162	712,902,584
Telefonaktiebolaget LM Ericsson (Sweden)	112,265,800	712,425,405

		4,980,938,495

		5,977,851,590
MATERIALS: 5.7%
Akzo Nobel NV (Netherlands)	7,230,735	683,573,215
Cemex SAB de CV ADR (Mexico)	83,741,608	554,369,445
LafargeHolcim, Ltd. (Switzerland)	11,930,483	653,436,123
Linde AG (Germany)	5,660,837	1,191,706,563
Nutrien, Ltd. (Canada)	12,165,153	574,925,131

		3,658,010,477

1 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	March 31, 2018

COMMON STOCKS (continued)

	SHARES	VALUE
REAL ESTATE: 0.6%
Hang Lung Group, Ltd.(b) (Hong Kong)	111,345,400	$365,025,822
TELECOMMUNICATION SERVICES: 3.2%
America Movil SAB de CV, Series L (Mexico)	505,100,600	482,684,052
Millicom International Cellular SA SDR(b) (Luxembourg)	7,561,236	516,371,804
MTN Group, Ltd.(b) (South Africa)	102,215,380	1,035,588,046

		2,034,643,902
UTILITIES: 1.3%
Engie (France)	49,203,100	822,013,145

TOTAL COMMON STOCKS (Cost $53,449,889,034)		$58,061,767,780

PREFERRED STOCKS: 6.7%
ENERGY: 2.3%
Petroleo Brasileiro SA(a) (Brazil)	227,874,600	1,477,773,459
FINANCIALS: 2.7%
BANKS: 2.7%
Itau Unibanco Holding SA (Brazil)	108,355,501	1,684,023,916
INFORMATION TECHNOLOGY: 1.7%
TECHNOLOGY, HARDWARE & EQUIPMENT: 1.7%
Samsung Electronics Co., Ltd. (South Korea)	562,516	1,085,249,983

TOTAL PREFERRED STOCKS (Cost $2,806,433,977)		$4,247,047,358

SHORT-TERM INVESTMENTS: 1.4%

	SHARES/ PAR VALUE	VALUE
REPURCHASE AGREEMENT: 1.3%
Fixed Income Clearing Corporation(c) 1.00%, dated 3/29/18, due 4/2/18, maturity value $862,730,848	$862,635,000	$862,635,000
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	63,319,481	63,319,481

TOTAL SHORT-TERM INVESTMENTS (Cost $925,954,481)		$925,954,481

TOTAL INVESTMENTS (Cost $57,182,277,492)	99.2%	$63,234,769,619
OTHER ASSETS LESS LIABILITIES	0.8%	507,473,703

NET ASSETS	100.0%	$63,742,243,322

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.125%-2.125%, 8/15/21-8/31/21. Total collateral value is $879,892,669.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox International Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)	March 31, 2018

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)

Euro Stoxx 50 Index – Long Position	16,849	6/15/18	$680,211,896	$(4,131,530)
Yen Denominated Nikkei 225 Index – Long Position	4,554	6/7/18	459,551,478	2,125,138

				$(2,006,392)

CURRENCY FORWARD CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)

Contracts to sell CHF:
Barclays	4/25/18	232,295,237	221,644,500	$53,125
Barclays	4/25/18	117,020,909	111,655,500	26,762
Barclays	4/25/18	118,691,948	113,347,250	(74,836)
Barclays	4/25/18	235,612,375	225,002,750	(148,556)
Goldman Sachs	4/25/18	118,679,521	113,347,250	(87,264)
Goldman Sachs	4/25/18	235,587,706	225,002,750	(173,226)
Citibank	5/2/18	409,581,610	381,300,000	9,819,556
HSBC	5/2/18	117,073,958	108,750,000	3,058,424
UBS	5/2/18	117,089,211	108,750,000	3,073,676
JPMorgan	5/9/18	116,818,665	108,750,000	2,738,200
JPMorgan	5/9/18	116,894,005	108,750,000	2,813,540
UBS	5/9/18	251,233,862	233,700,000	6,078,877
Credit Suisse	5/16/18	150,281,832	140,000,000	3,336,434
Bank of America	6/20/18	53,131,575	50,000,000	490,004
Contracts to sell CNH:
Bank of America	5/16/18	47,078,342	332,792,093	(5,878,803)
Bank of America	5/16/18	47,057,706	332,792,094	(5,899,439)
Goldman Sachs	5/16/18	47,262,899	334,120,337	(5,905,609)
Goldman Sachs	5/16/18	47,067,286	332,742,176	(5,881,916)
Goldman Sachs	5/16/18	47,266,893	334,153,300	(5,906,860)
Goldman Sachs	5/16/18	47,150,332	333,400,000	(5,903,548)
Bank of America	6/13/18	28,571,429	200,000,000	(3,212,604)
Bank of America	6/13/18	28,577,552	200,000,000	(3,206,480)
Bank of America	8/1/18	50,833,132	349,350,697	(4,569,975)
Bank of America	8/1/18	73,321,899	503,904,752	(6,591,750)
JPMorgan	8/1/18	50,847,929	349,350,697	(4,555,178)
JPMorgan	8/1/18	50,829,434	349,350,699	(4,573,673)
JPMorgan	8/1/18	73,343,243	503,904,752	(6,570,406)
JPMorgan	8/1/18	73,332,570	503,904,752	(6,581,079)
JPMorgan	8/1/18	73,316,565	503,904,753	(6,597,084)
JPMorgan	8/1/18	50,840,529	349,350,698	(4,562,578)
Bank of America	8/8/18	116,911,358	804,525,512	(10,640,058)
Credit Suisse	8/8/18	116,941,947	804,525,513	(10,609,470)
Goldman Sachs	8/8/18	89,974,833	619,116,825	(8,181,443)
JPMorgan	8/8/18	89,968,295	619,116,825	(8,187,981)
JPMorgan	8/8/18	89,981,371	619,116,825	(8,174,905)
JPMorgan	8/15/18	369,751,221	2,527,249,599	(30,807,876)
UBS	8/15/18	136,768,981	936,730,749	(11,699,150)
UBS	8/15/18	35,528,421	243,334,152	(3,039,083)
Bank of America	8/29/18	90,004,449	606,900,000	(6,130,590)
Bank of America	8/29/18	88,082,902	595,000,000	(6,167,137)
Citibank	8/29/18	88,167,088	595,000,000	(6,082,950)
UBS	8/29/18	77,833,126	525,000,000	(5,328,673)
UBS	8/29/18	89,005,407	600,831,000	(6,168,282)
UBS	8/29/18	85,483,341	577,269,000	(5,958,046)
Credit Suisse	1/9/19	139,332,844	921,686,760	(5,913,160)

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)

HSBC	1/9/19	23,165,060	153,614,460	$(1,042,608)
HSBC	1/9/19	69,512,999	460,843,380	(3,110,003)
HSBC	1/9/19	69,495,179	460,843,380	(3,127,823)
HSBC	1/9/19	23,171,000	153,614,460	(1,036,668)
JPMorgan	1/16/19	281,062,458	1,833,454,733	(7,790,357)
JPMorgan	1/16/19	188,813,770	1,231,688,867	(5,233,452)
Citibank	1/30/19	27,943,631	180,387,314	(460,639)
Citibank	1/30/19	170,432,841	1,100,655,288	(2,879,292)
Citibank	1/30/19	167,956,687	1,084,227,597	(2,768,698)
Citibank	1/30/19	28,355,599	183,120,456	(479,039)
HSBC	1/30/19	28,224,578	182,209,409	(466,604)
HSBC	1/30/19	169,645,335	1,095,179,391	(2,804,548)
UBS	1/30/19	28,349,014	183,120,457	(485,624)
UBS	1/30/19	170,393,264	1,100,655,288	(2,918,869)
Citibank	2/13/19	163,165,092	1,050,000,000	(2,083,699)
Credit Suisse	2/13/19	163,081,463	1,050,000,000	(2,167,328)
Contracts to sell EUR:
Citibank	5/16/18	232,931,438	187,500,000	1,531,118
Citibank	5/16/18	232,931,438	187,500,000	1,531,118
Credit Suisse	5/16/18	215,945,625	175,000,000	(28,006)
Bank of America	6/20/18	368,608,185	297,000,000	1,087,378
Bank of America	6/20/18	374,193,158	301,500,000	1,103,854
Bank of America	6/20/18	374,193,158	301,500,000	1,103,854

Counterparty	Settle Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation (Depreciation)

Contracts to buy CNH:
Citibank	5/16/18	105,254,442	667,207,906	918,230
Citibank	5/16/18	105,252,781	667,207,907	919,890
JPMorgan	5/16/18	104,192,891	665,584,187	1,721,399
Barclays	6/13/18	41,962,370	266,666,667	416,340
Goldman Sachs	6/13/18	20,977,884	133,333,333	211,471
Bank of America	8/1/18	134,001,641	853,255,449	1,315,115
Citibank	8/8/18	42,086,499	268,175,171	430,640
Citibank	8/8/18	42,100,374	268,175,172	416,765
Citibank	8/8/18	32,387,363	206,372,275	331,396
Citibank	8/8/18	32,398,040	206,372,276	320,719
Citibank	8/8/18	42,475,579	269,516,047	254,145
Citibank	8/8/18	65,373,554	414,808,273	391,151
Goldman Sachs	8/8/18	42,075,273	268,175,170	441,866
Goldman Sachs	8/8/18	32,378,724	206,372,274	340,034
Goldman Sachs	8/8/18	42,461,526	269,516,047	268,198
Goldman Sachs	8/8/18	65,351,925	414,808,273	412,780
HSBC	8/8/18	64,384,638	408,617,104	398,504
HSBC	8/8/18	41,833,045	265,493,419	258,923
Contracts to buy EUR:
Citibank	5/16/18	232,083,375	187,500,000	(683,056)
Citibank	5/16/18	232,156,875	187,500,000	(756,556)
Bank of America	6/20/18	416,145,375	335,000,000	(1,601,704)

Unrealized gain on currency forward contracts				47,613,486
Unrealized loss on currency forward contracts				(261,894,241)

Net unrealized loss on currency forward contracts				$(214,280,755)

The listed counterparty may be the parent company or one of its subsidiaries.

CHF: Swiss Franc

CNH: Chinese Yuan Renminbi

EUR: Euro

3 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dodge & Cox International Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2018:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$3,223,881,542	$5,261,712,921	$—
Consumer Staples	—	485,578,673	—
Energy	2,531,826,302	1,104,802,174	—
Financials	—	17,175,125,156	—
Health Care	891,654,225	9,664,779,614	—
Industrials	1,278,323,987	3,586,538,250	—
Information Technology	2,638,604,059	3,339,247,531	—
Materials	1,129,294,576	2,528,715,901	—
Real Estate	—	365,025,822	—
Telecommunication Services	—	2,034,643,902	—
Utilities	—	822,013,145	—
Preferred Stocks
Energy	1,477,773,459	—	—
Financials	1,684,023,916	—	—
Information Technology	—	1,085,249,983	—
Short-term Investments
Repurchase Agreement	—	862,635,000	—
Money Market Fund	63,319,481	—	—

Total Securities	$14,918,701,547	$48,316,068,072	$—

Other Investments
Futures Contracts
Appreciation	$2,125,138	$—	$—
Depreciation	(4,131,530)	—	—
Currency Forward Contracts
Appreciation	—	47,613,486	—
Depreciation	—	(261,894,241)	—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation or when significant observable inputs are used to fair value a specific security. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at March 31, 2018 and December 31, 2017, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

5 / Dodge & Cox International Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all of part of the three-month period ended March 31, 2018. Transactions during the period in these securities were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period
COMMON STOCKS: 10.7%
CONSUMER DISCRETIONARY: 1.2%
Liberty Global PLC, Series A(b)	18,753,503	—	—	18,753,503	$—	$—	$(84,953,369)	$587,172,179
Liberty Latin America Ltd, Series A(b)	3,917,037	—	—	3,917,037	—	—	(2,741,926)	76,186,370
Television Broadcasts, Ltd.	40,022,900	—	—	40,022,900	—	—	(10,938,396)	133,330,234

								796,688,783
CONSUMER STAPLES: 0.8%
Magnit PJSC	5,432,785	545,500	—	5,978,285	—	—	(157,324,307)	485,578,673
ENERGY: 0.4%
Saipem SPA(b)	56,980,627	—	—	56,980,627	—	—	(36,119,374)	224,005,292
FINANCIALS: 5.3%
AEGON NV	134,755,530	—	—	134,755,530	—	—	51,178,160	910,010,663
ICICI Bank, Ltd.	384,183,576	4,713,600	—	388,897,176	—	—	(231,180,652)	1,674,394,112
Kasikornbank PCL- Foreign	132,832,727	—	(15,231,300)	117,601,427	—	19,037,331	(76,341,638)	—	(c)

								2,584,404,775
REAL ESTATE: 0.6%
Hang Lung Group, Ltd.	111,345,400	—	—	111,345,400	—	—	(44,593,394)	365,025,822
TELECOMMUNICATION SERVICES: 2.4%
Millicom International Cellular SA SDR	8,703,436	—	(1,142,200)	7,561,236	—	(34,738,578)	43,060,701	516,371,804
MTN Group, Ltd.	102,215,380	—	—	102,215,380	33,576,125	—	(94,260,804)	1,035,588,046

								1,551,959,850

					$33,576,125	$(15,701,247)	$(644,214,999)	$6,007,663,195

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox International Stock Fund / 6

BALANCED FUND
Portfolio of Investments (unaudited)	March 31, 2018

COMMON STOCKS: 66.3%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 10.4%
AUTOMOBILES & COMPONENTS: 0.2%
Harley-Davidson, Inc.	858,400	$36,808,192
CONSUMER DURABLES & APPAREL: 0.3%
Mattel, Inc.	2,852,300	37,507,745
MEDIA: 8.1%
Charter Communications, Inc., Class A(a)	972,207	302,570,263
Comcast Corp., Class A	9,522,548	325,385,465
DISH Network Corp., Class A(a)	1,685,032	63,845,862
News Corp., Class A	1,137,504	17,972,563
Time Warner, Inc.	3,003,491	284,070,179
Twenty-First Century Fox, Inc., Class A	6,610,200	242,528,238
Twenty-First Century Fox, Inc., Class B	1,565,000	56,919,050

		1,293,291,620
RETAILING: 1.8%
Booking Holdings, Inc.(a)	62,500	130,024,375
Liberty Interactive Corp. QVC Group, Series A(a)	2,750,850	69,238,895
Target Corp.	1,145,700	79,545,951

		278,809,221

		1,646,416,778
ENERGY: 5.5%
Anadarko Petroleum Corp.	4,258,892	257,279,666
Apache Corp.	3,439,039	132,334,221
Baker Hughes, a GE Company	3,833,200	106,447,964
Concho Resources, Inc.(a)	444,900	66,881,817
National Oilwell Varco, Inc.	3,200,000	117,792,000
Occidental Petroleum Corp.	725,814	47,148,877
Schlumberger, Ltd. (Curacao/United States)	2,129,221	137,930,936
Weatherford International PLC(a) (Ireland)	4,970,000	11,381,300

		877,196,781
FINANCIALS: 18.9%
BANKS: 7.2%
Bank of America Corp.	12,709,500	381,157,905
BB&T Corp.	1,714,584	89,226,951
JPMorgan Chase & Co.	2,546,100	279,994,617
Wells Fargo & Co.	7,450,106	390,460,056

		1,140,839,529
DIVERSIFIED FINANCIALS: 9.7%
American Express Co.	2,501,000	233,293,280
Bank of New York Mellon Corp.	4,367,400	225,052,122
Capital One Financial Corp.	4,175,559	400,102,063
Charles Schwab Corp.	8,229,400	429,739,268
Goldman Sachs Group, Inc.	1,014,400	255,486,784

		1,543,673,517
INSURANCE: 2.0%
AEGON NV (Netherlands)	11,909,591	80,627,931
Brighthouse Financial, Inc.(a)	337,818	17,363,845
MetLife, Inc.	4,742,300	217,624,147

		315,615,923

		3,000,128,969
HEALTH CARE: 14.7%
HEALTH CARE EQUIPMENT & SERVICES: 4.4%
Cigna Corp.	959,859	161,006,749
Danaher Corp.	458,100	44,852,571
Express Scripts Holding Co.(a)	3,245,668	224,210,745
Medtronic PLC (Ireland)	1,685,200	135,186,744
UnitedHealth Group, Inc.	678,572	145,214,408

		710,471,217

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 10.3%
Alnylam Pharmaceuticals, Inc.(a)	445,800	$53,094,780
AstraZeneca PLC ADR (United Kingdom)	5,565,899	194,639,488
Bristol-Myers Squibb Co.	2,597,800	164,310,850
Eli Lilly and Co.	2,084,594	161,285,038
Gilead Sciences, Inc.	1,587,680	119,695,195
GlaxoSmithKline PLC ADR (United Kingdom)	4,905,000	191,638,350
Merck & Co., Inc.	1,164,775	63,445,294
Novartis AG ADR (Switzerland)	3,390,200	274,097,670
Roche Holding AG ADR (Switzerland)	5,606,628	160,489,727
Sanofi ADR (France)	6,305,265	252,715,021

		1,635,411,413

		2,345,882,630
INDUSTRIALS: 3.7%
CAPITAL GOODS: 1.2%
Johnson Controls International PLC (Ireland)	5,343,214	188,294,861
TRANSPORTATION: 2.5%
FedEx Corp.	982,454	235,897,030
Union Pacific Corp.	1,192,000	160,240,560

		396,137,590

		584,432,451
INFORMATION TECHNOLOGY: 11.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.6%
Maxim Integrated Products, Inc.	1,545,291	93,057,424
SOFTWARE & SERVICES: 5.4%
Alphabet, Inc., Class A(a)	2,000	2,074,280
Alphabet, Inc., Class C(a)	298,595	308,087,335
Dell Technologies, Inc., Class V(a)	1,272,163	93,135,053
Micro Focus International PLC ADR (United Kingdom)	3,236,727	45,443,647
Microsoft Corp.	3,603,400	328,882,318
Synopsys, Inc.(a)	435,100	36,217,724
VMware, Inc.(a)	350,000	42,444,500

		856,284,857
TECHNOLOGY, HARDWARE & EQUIPMENT: 5.6%
Cisco Systems, Inc.	4,723,100	202,573,759
Hewlett Packard Enterprise Co.	15,704,312	275,453,633
HP Inc.	8,007,773	175,530,384
Juniper Networks, Inc.	3,710,329	90,272,305
TE Connectivity, Ltd. (Switzerland)	1,512,036	151,052,396

		894,882,477

		1,844,224,758
MATERIALS: 0.6%
Celanese Corp., Series A	967,532	96,956,382
TELECOMMUNICATION SERVICES: 0.9%
Sprint Corp.(a)	15,802,971	77,118,499
Zayo Group Holdings, Inc.(a)	2,110,000	72,077,600

		149,196,099

TOTAL COMMON STOCKS (Cost $6,614,317,243)		$10,544,434,848

PREFERRED STOCKS: 4.8%

	PAR VALUE	VALUE
CONSUMER DISCRETIONARY: 0.3%
MEDIA: 0.3%
NBCUniversal Enterprise, Inc. 5.25%(c)	$53,210,000	$55,205,375
FINANCIALS: 4.5%
BANKS: 4.5%
Bank of America Corp. 6.10%(g)	16,008,000	16,848,420
Bank of America Corp. 6.25%(g)	52,470,000	55,623,447

1 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2018

PREFERRED STOCKS (continued)

	PAR VALUE	VALUE
Citigroup, Inc. 5.95%(g)	$5,175,000	$5,327,145
Citigroup, Inc. 5.95%(g)	77,327,000	79,492,156
Citigroup, Inc. 6.25%(g)	50,886,000	53,748,338
JPMorgan Chase & Co. 6.10%(g)	254,565,000	267,293,250
Wells Fargo & Co. 5.875%(g)	227,645,000	239,482,540

		717,815,296

TOTAL PREFERRED STOCKS (Cost $739,140,428)		$773,020,671

DEBT SECURITIES: 26.0%
U.S. TREASURY: 3.4%
U.S. Treasury Note/Bond 1.75%, 12/31/20	24,230,000	23,823,743
2.25%, 2/15/21	80,445,000	80,123,133
1.125%, 2/28/21	111,515,000	107,523,153
1.125%, 7/31/21	56,610,000	54,212,981
1.75%, 11/30/21	130,000,000	126,661,101
1.875%, 1/31/22	90,500,000	88,429,239
1.875%, 2/28/22	14,110,000	13,777,161
1.75%, 5/31/22	38,064,000	36,902,048
2.00%, 11/30/22	9,200,000	8,977,148

		540,429,707
GOVERNMENT-RELATED: 1.6%
FEDERAL AGENCY: 0.0%(h)
Small Business Admin. - 504 Program
Series 1998-20D 1, 6.15%, 4/1/18	38,426	38,432
Series 1998-20I 1, 6.00%, 9/1/18	28,991	29,192
Series 1999-20F 1, 6.80%, 6/1/19	88,081	89,290
Series 2000-20D 1, 7.47%, 4/1/20	505,324	517,654
Series 2000-20E 1, 8.03%, 5/1/20	87,642	90,263
Series 2000-20G 1, 7.39%, 7/1/20	157,621	161,885
Series 2000-20I 1, 7.21%, 9/1/20	78,357	80,312
Series 2001-20E 1, 6.34%, 5/1/21	398,393	411,283
Series 2001-20G 1, 6.625%, 7/1/21	362,110	374,994
Series 2003-20J 1, 4.92%, 10/1/23	1,581,266	1,643,743
Series 2007-20F 1, 5.71%, 6/1/27	1,905,370	2,001,180

		5,438,228
FOREIGN AGENCY: 0.6%
Petroleo Brasileiro SA (Brazil) 4.375%, 5/20/23	20,950,000	20,558,235
Petroleos Mexicanos (Mexico) 6.875%, 8/4/26	13,775,000	15,080,870
6.50%, 3/13/27	18,400,000	19,651,200
6.625%, 6/15/35	9,425,000	9,737,722
6.375%, 1/23/45	20,125,000	19,561,500
6.35%, 2/12/48(c)	15,466,000	14,944,022

		99,533,549
LOCAL AUTHORITY: 1.0%
New Jersey Turnpike Authority RB 7.102%, 1/1/41	12,436,000	17,800,766
State of California GO 7.50%, 4/1/34	13,470,000	19,429,128
7.55%, 4/1/39	22,525,000	34,298,367
7.30%, 10/1/39	18,730,000	27,314,896
7.625%, 3/1/40	5,540,000	8,436,478
State of Illinois GO 5.877%, 3/1/19	10,225,000	10,446,371
5.00%, 11/1/20	8,000,000	8,345,280
5.00%, 11/1/21	10,500,000	11,017,860
5.10%, 6/1/33	22,615,000	21,197,718

		158,286,864

		263,258,641

	PAR VALUE	VALUE
SECURITIZED: 11.0%
ASSET-BACKED: 1.5%
Auto Loan: 0.1%
Ford Credit Auto Owner Trust
Series 2015-REV1 A, 2.12%, 7/15/26(c)	$16,450,000	$16,255,594
Series 2017-REV2 A, 2.36%, 3/15/29(c)	6,721,000	6,532,103

		22,787,697
Credit Card: 0.3%
Bank of America Credit Card Trust Series 2018-A1 A1, 2.70%, 7/17/23	44,399,000	44,311,090
Other: 0.4%
Rio Oil Finance Trust (Brazil) 9.25%, 7/6/24(c)	24,318,258	26,397,469
9.75%, 1/6/27(c)	33,077,812	35,988,659

		62,386,128
Student Loan: 0.7%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.15%, 3.022%, 7/26/66(c)	6,902,000	7,089,494
+0.75%, 2.728%, 3/25/67(c)	86,422,000	86,422,000
SLM Student Loan Trust (Private Loans)
Series 2014-A A2A, 2.59%, 1/15/26(c)	3,335,199	3,331,962
Series 2012-B A2, 3.48%, 10/15/30(c)	1,079,422	1,081,213
Series 2012-E A2A, 2.09%, 6/15/45(c)	6,063,072	6,050,382
Series 2012-C A2, 3.31%, 10/15/46(c)	2,398,581	2,399,846

		106,374,897

		235,859,812
CMBS: 0.2%
Agency CMBS: 0.2%
Fannie Mae Multifamily DUS
Pool AL8144, 2.404%, 10/1/22	7,805,228	7,744,296
Pool AL9086, 2.304%, 7/1/23	1,693,317	1,663,475
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.367%, 3/25/26(f)	10,618,268	952,160
Series K056 X1, 1.266%, 5/25/26(f)	4,653,960	388,809
Series K057 X1, 1.193%, 7/25/26(f)	3,808,931	307,981
Series K064 X1, 0.609%, 3/25/27(f)	9,564,510	446,186
Series K065 X1, 0.675%, 4/25/27(f)	44,357,249	2,305,472
Series K066 X1, 0.753%, 6/25/27(f)	38,047,799	2,235,571
Series K069 X1, 0.369%, 9/25/27(f)	238,792,568	7,536,604

		23,580,554
MORTGAGE-RELATED: 9.3%
Federal Agency CMO & REMIC: 1.5%
Dept. of Veterans Affairs
Series 1995-1 1, 6.914%, 2/15/25(f)	247,506	264,001
Series 1995-2C 3A, 8.793%, 6/15/25	108,065	122,413
Series 2002-1 2J, 6.50%, 8/15/31	7,329,748	8,244,326
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	1,556,469	1,791,632
Trust 2009-66 ET, 6.00%, 5/25/39	1,626,340	1,701,776
Trust 2009-30 AG, 6.50%, 5/25/39	1,724,730	1,868,870
Trust 2001-T7 A1, 7.50%, 2/25/41	1,179,471	1,343,711
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	505,694	568,419
Trust 2001-T4 A1, 7.50%, 7/25/41	1,243,449	1,424,376
Trust 2001-T8 A1, 7.50%, 7/25/41	1,276,478	1,450,733
Trust 2001-W3 A, 6.218%, 9/25/41(f)	815,398	864,780
Trust 2001-T10 A2, 7.50%, 12/25/41	955,214	1,091,625
Trust 2013-106 MA, 4.00%, 2/25/42	7,951,534	8,161,401
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	1,284,211	1,395,620
Trust 2002-W8 A2, 7.00%, 6/25/42	1,605,857	1,830,210
Trust 2003-W2 1A1, 6.50%, 7/25/42	2,738,530	3,107,983
Trust 2003-W2 1A2, 7.00%, 7/25/42	1,080,515	1,249,203
Trust 2003-W4 4A, 7.50%, 10/25/42(f)	1,278,465	1,409,797
Trust 2012-121 NB, 7.00%, 11/25/42	1,929,397	2,162,070
Trust 2004-T1 1A2, 6.50%, 1/25/44	1,625,483	1,822,719
Trust 2004-W2 5A, 7.50%, 3/25/44	2,557,462	2,840,562
Trust 2004-W8 3A, 7.50%, 6/25/44	424,573	484,666

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	March 31, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2005-W4 1A2, 6.50%, 8/25/45	$4,070,430	$4,545,872
Trust 2009-11 MP, 7.00%, 3/25/49	3,576,443	3,991,214
USD LIBOR 1-month
+0.55%, 2.422%, 9/25/43	7,950,028	8,048,348
Freddie Mac
Series 1078 GZ, 6.50%, 5/15/21	47,608	48,768
Series 16 PK, 7.00%, 8/25/23	1,327,958	1,418,863
Series T-48 1A4, 5.538%, 7/25/33	24,586,031	26,080,326
Series T-51 1A, 6.50%, 9/25/43(f)	165,087	186,172
Series T-59 1A1, 6.50%, 10/25/43	8,828,975	9,945,395
Series 4281 BC, 4.50%, 12/15/43(f)	47,720,462	50,253,985
USD LIBOR 1-month
+0.61%, 2.387%, 9/15/43	17,087,791	17,310,413
Ginnie Mae
USD LIBOR 1-Month
+0.62%, 2.195%, 9/20/64	4,013,473	4,030,286
USD LIBOR 12-Month
+0.23%, 2.01%, 10/20/67	22,411,559	22,518,401
+0.23%, 2.01%, 10/20/67	13,939,646	13,998,584
+0.06%, 2.35%, 12/20/67	36,370,735	36,235,312

		243,812,832
Federal Agency Mortgage Pass-Through: 7.8%
Fannie Mae, 15 Year
6.50%, 4/1/18 - 11/1/18	1,588	1,589
6.00%, 5/1/18 - 3/1/22	156,349	161,224
7.00%, 11/1/18	993	993
4.50%, 1/1/25 - 1/1/27	9,611,664	10,015,759
3.50%, 11/1/25 - 12/1/29	26,185,341	26,712,841
4.00%, 9/1/26 - 3/1/29	60,255,843	62,180,024
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	47,162,779	48,988,131
4.50%, 1/1/31 - 12/1/34	72,264,932	75,920,284
3.50%, 6/1/35 - 4/1/37	84,643,217	85,884,960
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	16,871,354	18,919,483
5.50%, 7/1/33 - 8/1/37	10,890,280	11,957,461
6.00%, 9/1/36 - 8/1/37	15,155,967	17,016,257
7.00%, 4/1/37 - 8/1/37	5,088,437	5,767,394
4.50%, 1/1/39 - 3/1/47	206,307,620	217,237,174
Fannie Mae, 40 Year
4.50%, 6/1/56	43,515,762	45,766,797
Fannie Mae, Hybrid ARM
1-Year U.S. Treasury CMT
+2.04%, 3.186%, 9/1/34	813,128	853,571
USD LIBOR 12-Month
+1.36%, 3.106%, 12/1/34	1,386,509	1,434,836
+1.58%, 3.533%, 1/1/35	1,038,785	1,083,659
+1.50%, 3.288%, 8/1/35	897,731	930,419
+1.64%, 3.569%, 5/1/37	1,017,917	1,060,727
+1.85%, 4.189%, 7/1/39	1,506,020	1,568,363
+1.78%, 3.76%, 11/1/40	2,242,805	2,316,823
+1.78%, 3.627%, 12/1/40	3,561,841	3,657,727
+1.57%, 2.672%, 11/1/43	4,487,235	4,646,129
+1.55%, 2.687%, 4/1/44	12,168,150	12,590,069
+1.60%, 2.806%, 11/1/44	19,816,864	19,991,627
+1.60%, 2.809%, 12/1/44	13,858,092	13,979,969
+1.59%, 2.942%, 9/1/45	4,188,992	4,204,734
+1.59%, 2.85%, 12/1/45	17,350,823	17,427,766
+1.59%, 2.632%, 1/1/46	16,141,612	16,141,225
+1.61%, 3.184%, 6/1/47	13,747,569	13,871,328
+1.61%, 3.153%, 7/1/47	18,810,620	18,962,921
+1.60%, 2.736%, 8/1/47	22,820,832	22,892,974
USD LIBOR 6-Month
+1.54%, 3.15%, 1/1/35	1,558,361	1,612,462
Freddie Mac, Hybrid ARM
1-Year U.S. Treasury CMT
+2.25%, 3.496%, 10/1/35	1,905,573	2,002,809
USD LIBOR 12-Month
+1.96%, 3.802%, 5/1/34	1,721,675	1,826,165

	PAR VALUE	VALUE
+1.58%, 3.302%, 4/1/37	$1,925,426	$2,006,454
+1.79%, 3.542%, 9/1/37	1,164,518	1,219,732
+1.94%, 3.704%, 1/1/38	258,677	270,280
+2.06%, 4.029%, 2/1/38	4,496,068	4,750,120
+1.96%, 3.815%, 7/1/38	234,689	247,570
+1.73%, 3.535%, 10/1/38	1,031,716	1,075,085
+1.79%, 3.616%, 10/1/41	880,250	898,410
+1.80%, 2.575%, 8/1/42	7,551,267	7,752,993
+1.62%, 2.966%, 5/1/44	12,383,709	12,498,898
+1.61%, 2.994%, 5/1/44	1,640,115	1,654,125
+1.62%, 2.933%, 6/1/44	3,650,137	3,677,053
+1.62%, 3.148%, 6/1/44	4,408,189	4,460,389
+1.63%, 3.078%, 1/1/45	22,178,601	22,389,540
+1.62%, 2.738%, 10/1/45	9,975,297	9,995,138
+1.62%, 2.816%, 10/1/45	10,845,441	10,876,254
+1.63%, 3.246%, 7/1/47	10,794,533	10,894,350
Freddie Mac Gold, 15 Year
4.50%, 9/1/24 - 9/1/26	6,562,569	6,822,122
4.00%, 3/1/25 - 11/1/26	25,962,097	26,796,425
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	3,111,026	3,375,247
4.50%, 4/1/31 - 6/1/31	8,958,959	9,410,755
Freddie Mac Gold, 30 Year
7.75%, 7/25/21	139,778	143,592
7.47%, 3/17/23	66,262	69,692
6.50%, 12/1/32 - 4/1/33	4,960,316	5,585,670
7.00%, 11/1/37 - 9/1/38	4,059,872	4,538,258
5.50%, 12/1/37	564,139	621,343
6.00%, 2/1/39	1,401,006	1,569,736
4.50%, 9/1/41 - 8/1/47	284,996,997	299,075,339
Ginnie Mae, 30 Year
7.97%, 4/15/20 - 1/15/21	131,152	136,428
7.50%, 11/15/24 - 10/15/25	556,540	607,711

		1,243,005,383

		1,486,818,215

		1,746,258,581
CORPORATE: 10.0%
FINANCIALS: 3.8%
Bank of America Corp.
4.20%, 8/26/24	5,825,000	5,905,440
6.625%, 5/23/36(b)	37,275,000	45,387,812
3.004%, 12/20/23(c)(g)	36,273,000	35,566,732
Barclays PLC (United Kingdom)
4.375%, 9/11/24	18,275,000	17,886,334
4.836%, 5/9/28	4,525,000	4,445,983
BNP Paribas SA (France)
4.25%, 10/15/24	31,175,000	31,557,987
4.375%, 9/28/25(c)	13,700,000	13,727,989
4.375%, 5/12/26(c)	8,000,000	7,970,549
4.625%, 3/13/27(c)	4,275,000	4,340,491
Boston Properties, Inc.
3.85%, 2/1/23	7,800,000	7,945,639
3.125%, 9/1/23	17,550,000	17,224,449
3.80%, 2/1/24	5,000,000	5,028,874
3.65%, 2/1/26	4,450,000	4,348,640
Capital One Financial Corp.
3.50%, 6/15/23	21,006,000	20,727,238
4.20%, 10/29/25	10,175,000	10,076,322
Cigna Corp.
7.875%, 5/15/27	17,587,000	22,280,825
Citigroup, Inc.
4.00%, 8/5/24	5,925,000	5,937,172
USD LIBOR 3-Month
+6.37%, 8.137%, 10/30/40(b)	37,080,925	40,240,220
Equity Residential
3.00%, 4/15/23	14,775,000	14,587,075
2.85%, 11/1/26	6,000,000	5,677,446
HSBC Holdings PLC (United Kingdom)
4.30%, 3/8/26	4,600,000	4,717,002
6.50%, 5/2/36	27,355,000	33,819,542
6.50%, 9/15/37	12,665,000	15,826,432

3 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
JPMorgan Chase & Co.
8.75%, 9/1/30(b)	$23,042,000	$32,302,415
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	19,575,000	19,719,166
4.65%, 3/24/26	11,100,000	11,134,109
Navient Corp.
8.45%, 6/15/18	22,754,000	22,947,409
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	43,156,000	45,783,897
6.00%, 12/19/23	8,825,000	9,397,608
Unum Group
7.19%, 2/1/28	8,305,000	9,812,738
7.25%, 3/15/28	2,030,000	2,491,591
6.75%, 12/15/28	11,368,000	13,526,378
Wells Fargo & Co.
2.15%, 12/6/19	19,500,000	19,288,064
4.10%, 6/3/26	3,376,000	3,353,149
4.30%, 7/22/27	21,995,000	22,097,624
USD LIBOR 3-Month
+0.65%, 2.675%, 12/6/19	11,575,000	11,642,135

		598,722,476
INDUSTRIALS: 5.8%
AT&T, Inc.
5.35%, 9/1/40	27,575,000	28,901,126
4.75%, 5/15/46	7,000,000	6,787,239
5.65%, 2/15/47	5,175,000	5,598,897
4.50%, 3/9/48	24,560,000	22,671,016
BHP Billiton, Ltd. (Australia)
6.75%, 10/19/75(b)(c)(g)	7,525,000	8,446,813
Burlington Northern Santa Fe LLC(e)
5.72%, 1/15/24	3,127,484	3,403,990
5.342%, 4/1/24	7,331,181	7,694,872
5.629%, 4/1/24	11,439,857	12,364,655
Cemex SAB de CV (Mexico)
6.00%, 4/1/24(c)	10,575,000	10,892,250
5.70%, 1/11/25(c)	22,475,000	23,048,113
6.125%, 5/5/25(c)	8,100,000	8,425,620
Charter Communications, Inc.
8.75%, 2/14/19	7,840,000	8,209,201
8.25%, 4/1/19	21,815,000	22,892,340
4.125%, 2/15/21	2,260,000	2,284,116
4.908%, 7/23/25	11,600,000	11,847,962
4.20%, 3/15/28	5,000,000	4,782,803
6.55%, 5/1/37	11,000,000	12,351,817
6.75%, 6/15/39	6,160,000	7,003,667
6.484%, 10/23/45	22,970,000	25,176,686
5.375%, 5/1/47	4,100,000	3,959,355
Cox Enterprises, Inc.
3.25%, 12/15/22(c)	6,240,000	6,123,888
2.95%, 6/30/23(c)	37,166,000	35,819,032
3.85%, 2/1/25(c)	24,125,000	24,138,226
CRH PLC (Ireland)
3.875%, 5/18/25(c)	17,100,000	17,193,713
CVS Health Corp.
3.70%, 3/9/23	13,650,000	13,691,931
4.10%, 3/25/25	4,275,000	4,301,585
4.30%, 3/25/28	9,425,000	9,483,196
4.78%, 3/25/38	5,125,000	5,185,745
Dell Technologies, Inc.
5.45%, 6/15/23(c)	14,966,000	15,858,967
Dillard’s, Inc.
7.875%, 1/1/23	8,660,000	9,651,842
7.75%, 7/15/26	50,000	56,887
7.75%, 5/15/27	540,000	614,683
7.00%, 12/1/28	15,135,000	16,588,292

	PAR VALUE	VALUE
DowDuPont Inc.
7.375%, 11/1/29	$17,000,000	$22,130,050
9.40%, 5/15/39	5,677,000	9,133,872
Ford Motor Credit Co. LLC(e)
2.681%, 1/9/20	13,000,000	12,889,323
5.75%, 2/1/21	12,700,000	13,433,059
5.875%, 8/2/21	12,945,000	13,810,300
4.25%, 9/20/22	4,243,000	4,306,257
Imperial Brands PLC (United Kingdom)
3.75%, 7/21/22(c)	10,475,000	10,512,897
4.25%, 7/21/25(c)	44,175,000	44,820,596
Kinder Morgan, Inc.
4.30%, 6/1/25	11,050,000	11,128,617
5.50%, 3/1/44	25,893,000	26,423,570
5.40%, 9/1/44	20,119,000	20,338,692
Macy’s, Inc.
6.70%, 7/15/34	5,890,000	6,183,560
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(c)	16,900,000	17,768,525
5.50%, 7/21/25(c)	20,075,000	21,285,723
4.85%, 7/6/27(c)	14,200,000	14,466,619
RELX PLC (United Kingdom)
3.125%, 10/15/22	17,458,000	17,210,088
Telecom Italia SPA (Italy)
7.175%, 6/18/19	27,527,000	28,761,035
5.303%, 5/30/24(c)	10,225,000	10,403,938
7.20%, 7/18/36	11,596,000	13,596,310
7.721%, 6/4/38	7,062,000	8,634,707
TransCanada Corp. (Canada)
5.625%, 5/20/75(b)(g)	20,570,000	21,084,250
5.875%, 8/15/76(b)(g)	4,500,000	4,691,250
5.30%, 3/15/77(b)(g)	20,885,000	20,623,938
Twenty-First Century Fox, Inc.
6.15%, 3/1/37	15,000,000	18,551,620
6.65%, 11/15/37	4,638,000	6,038,890
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(c)	12,050,000	11,974,688
Union Pacific Corp.
6.176%, 1/2/31	7,733,557	8,662,845
Verizon Communications, Inc.
4.272%, 1/15/36	11,847,000	11,325,352
4.522%, 9/15/48	7,000,000	6,732,691
5.012%, 4/15/49	49,149,000	50,849,249
Xerox Corp.
6.35%, 5/15/18	6,029,000	6,051,263
4.50%, 5/15/21	13,311,000	13,632,537
Zoetis, Inc.
3.25%, 2/1/23	2,150,000	2,128,518
4.50%, 11/13/25	17,545,000	18,486,080

		923,521,434
UTILITIES: 0.4%
Dominion Energy, Inc.
4.104%, 4/1/21	5,300,000	5,412,009
5.75%, 10/1/54(b)(g)	22,950,000	24,246,675
Enel SPA (Italy)
6.80%, 9/15/37(c)	13,700,000	17,249,046
6.00%, 10/7/39(c)	13,352,000	15,658,785

		62,566,515

		1,584,810,425

TOTAL DEBT SECURITIES (Cost $4,041,376,080)		$4,134,757,354

EQUITY INDEX PUT OPTIONS PURCHASED: 0.8%

	CONTRACTS	VALUE
Counterparty: Goldman Sachs
S&P 500 Index, 12/21/18 at $2,550 Notional Amount $396,130,500	150,000	$18,472,632

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)	March 31, 2018

EQUITY INDEX PUT OPTIONS PURCHASED (continued)

	CONTRACTS	VALUE
S&P 500 Index, 3/15/19 at $2,700 Notional Amount $396,130,500	150,000	$29,455,834
Counterparty: JPMorgan
S&P 500 Index, 12/21/18 at $2,375 Notional Amount $396,130,500	150,000	11,850,269
S&P 500 Index, 12/21/18 at $2,475 Notional Amount $264,087,000	100,000	10,195,163
S&P 500 Index, 12/21/18 at $2,575 Notional Amount $330,108,750	125,000	16,387,556
S&P 500 Index, 6/21/19 at $2,750 Notional Amount $396,130,500	150,000	35,828,996

TOTAL EQUITY INDEX PUT OPTIONS PURCHASED (Cost $130,056,133)		$122,190,450

SHORT-TERM INVESTMENTS: 1.8%

	SHARES/ PAR VALUE	VALUE
REPURCHASE AGREEMENT: 1.7%
Fixed Income Clearing Corporation(d) 1.00%, dated 3/29/18, due 4/2/18, maturity value $274,329,478	$274,299,000	$274,299,000
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	15,791,229	15,791,229

TOTAL SHORT-TERM INVESTMENTS (Cost $290,090,229)		$290,090,229

TOTAL INVESTMENTS (Cost $11,814,980,113)	99.7%	$15,864,493,552
OTHER ASSETS LESS LIABILITIES	0.3%	47,932,916

NET ASSETS	100.0%	$15,912,426,468

(a)	Non-income producing
(b)	Hybrid security
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, all such securities in total represented $637,391,319, or 4.0% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.875%-2.00%, 2/15/22-2/28/22. Total collateral value is $279,787,192.
(e)	Subsidiary (see below)
(f)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(h)	Rounds to 0.0%

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMBS: Commercial Mortgage-Backed Security

CMO: Collateralized Mortgage Obligation

CMT: Constant Maturity Treasury

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note - Short Position	1,146	6/20/18	$(138,827,156)	$(1,224,829)
Ultra Long Term U.S. Treasury Bond - Short Position	659	6/20/18	(105,748,907)	(3,919,189)

				$(5,144,018)

5 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Other portfolio holdings, such as debt securities, certain preferred stocks, and derivatives traded over the counter, are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2018:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$10,544,434,848	$—	$—
Preferred Stocks	—	773,020,671	—
Debt Securities
U.S. Treasury	—	540,429,707	—
Government-Related	—	263,258,641	—
Securitized	—	1,746,258,581	—
Corporate	—	1,584,810,425	—
Equity Index Put Options Purchased	—	122,190,450	—
Short-term Investments
Repurchase Agreement	—	274,299,000	—
Money Market Fund	15,791,229	—	—

Total Securities	$10,560,226,077	$5,304,267,475	$—

Other Investments
Futures Contracts
Depreciation	$(5,144,018)	$—	$—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at March 31, 2018 and December 31, 2017, and there were no transfers to Level 3 during the period.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Balanced Fund / 6

INCOME FUND
Portfolio of Investments (unaudited)	March 31, 2018

DEBT SECURITIES: 96.4%

	PAR VALUE	VALUE
U.S. TREASURY: 16.3%
U.S. Treasury Note/Bond
0.75%, 7/31/18	$500,000,000	$498,222,655
0.75%, 8/31/18	350,000,000	348,359,375
0.875%, 10/15/18	300,000,000	298,230,468
1.25%, 12/31/18	165,000,000	164,000,976
1.125%, 2/28/19	600,000,000	594,703,128
1.50%, 2/28/19	496,995,000	494,238,228
1.25%, 4/30/19	300,000,000	297,069,684
1.625%, 7/31/19	600,000,000	595,482,660
0.875%, 9/15/19	600,000,000	588,279,096
1.375%, 12/15/19	165,000,000	162,525,228
1.625%, 12/31/19	500,000,000	494,489,425
1.875%, 12/31/19	500,000,000	496,618,210
1.375%, 1/15/20	250,000,000	246,071,267
1.50%, 5/31/20	175,000,000	171,927,747
1.625%, 6/30/20	200,000,000	196,878,522
1.375%, 9/15/20	600,000,000	586,059,036
1.75%, 11/15/20	350,000,000	344,489,418
2.00%, 1/15/21	500,000,000	494,798,865
2.25%, 2/15/21	951,780,000	947,971,852
1.375%, 5/31/21	450,000,000	435,467,205
1.125%, 7/31/21	250,000,000	239,414,330
2.00%, 12/31/21	165,000,000	162,043,834
1.875%, 7/31/22	200,000,000	194,578,158

		9,051,919,367
GOVERNMENT-RELATED: 6.0%
FEDERAL AGENCY: 0.1%
Small Business Admin. - 504 Program
Series 1998-20H 1, 6.15%, 8/1/18	27,842	28,033
Series 1998-20L 1, 5.80%, 12/1/18	35,161	35,396
Series 1999-20C 1, 6.30%, 3/1/19	20,200	20,440
Series 1999-20E 1, 6.30%, 5/1/19	1,085	1,094
Series 1999-20G 1, 7.00%, 7/1/19	59,886	60,933
Series 1999-20I 1, 7.30%, 9/1/19	31,924	32,601
Series 2000-20C 1, 7.625%, 3/1/20	2,062	2,123
Series 2000-20G 1, 7.39%, 7/1/20	1,672	1,717
Series 2001-20G 1, 6.625%, 7/1/21	436,645	452,181
Series 2001-20L 1, 5.78%, 12/1/21	1,284,900	1,317,120
Series 2002-20A 1, 6.14%, 1/1/22	7,883	8,211
Series 2002-20L 1, 5.10%, 12/1/22	367,428	379,047
Series 2003-20G 1, 4.35%, 7/1/23	24,958	25,677
Series 2004-20L 1, 4.87%, 12/1/24	670,944	691,873
Series 2005-20B 1, 4.625%, 2/1/25	1,170,506	1,202,747
Series 2005-20D 1, 5.11%, 4/1/25	50,527	52,463
Series 2005-20E 1, 4.84%, 5/1/25	1,976,546	2,036,063
Series 2005-20G 1, 4.75%, 7/1/25	2,020,547	2,079,510
Series 2005-20H 1, 5.11%, 8/1/25	22,429	23,351
Series 2005-20I 1, 4.76%, 9/1/25	2,354,678	2,425,653
Series 2006-20A 1, 5.21%, 1/1/26	2,121,099	2,218,886
Series 2006-20B 1, 5.35%, 2/1/26	642,438	673,053
Series 2006-20C 1, 5.57%, 3/1/26	2,905,205	3,049,302
Series 2006-20G 1, 6.07%, 7/1/26	5,250,971	5,563,306
Series 2006-20H 1, 5.70%, 8/1/26	44,073	46,293
Series 2006-20I 1, 5.54%, 9/1/26	81,723	85,699
Series 2006-20J 1, 5.37%, 10/1/26	2,158,423	2,259,300
Series 2006-20L 1, 5.12%, 12/1/26	2,025,709	2,111,242
Series 2007-20A 1, 5.32%, 1/1/27	3,683,519	3,851,253
Series 2007-20C 1, 5.23%, 3/1/27	5,842,280	6,095,564
Series 2007-20D 1, 5.32%, 4/1/27	6,885,126	7,184,753
Series 2007-20G 1, 5.82%, 7/1/27	4,031,700	4,254,083

		48,268,967

	PAR VALUE	VALUE
FOREIGN AGENCY: 1.8%
Petroleo Brasileiro SA (Brazil)
4.375%, 5/20/23	$38,625,000	$37,902,713
6.25%, 3/17/24	31,505,000	33,253,528
Petroleos Mexicanos (Mexico)
4.875%, 1/18/24	123,065,000	124,849,442
6.875%, 8/4/26	120,490,000	131,912,452
6.50%, 3/13/27	124,765,000	133,249,020
6.625%, 6/15/35	112,290,000	116,015,782
6.375%, 1/23/45	166,156,000	161,503,632
6.75%, 9/21/47	80,661,000	81,619,253
6.35%, 2/12/48(b)	192,270,000	185,780,887

		1,006,086,709
LOCAL AUTHORITY: 4.1%
L.A. Unified School District GO
5.75%, 7/1/34	6,075,000	7,522,855
6.758%, 7/1/34	185,585,000	248,253,343
New Jersey Turnpike Authority RB
7.414%, 1/1/40	41,065,000	60,484,228
7.102%, 1/1/41	148,277,000	212,242,215
New Valley Generation
4.929%, 1/15/21	197,230	207,919
State of California GO
7.50%, 4/1/34	194,406,000	280,411,214
7.55%, 4/1/39	173,380,000	264,002,258
7.30%, 10/1/39	208,455,000	304,000,349
7.625%, 3/1/40	119,575,000	182,092,397
7.60%, 11/1/40	16,760,000	25,926,714
State of Illinois GO
5.877%, 3/1/19	120,575,000	123,185,449
5.00%, 11/1/20	145,585,000	151,868,449
5.00%, 11/1/21	117,990,000	123,809,267
5.10%, 6/1/33	306,400,000	287,197,912

		2,271,204,569

		3,325,560,245
SECURITIZED: 39.7%
ASSET-BACKED: 5.4%
Auto Loan: 0.5%
Ford Credit Auto Owner Trust
Series 2015-REV1 A, 2.12%, 7/15/26(b)	207,826,000	205,369,912
Series 2017-REV1 A, 2.62%, 8/15/28(b)	26,054,000	25,749,082
Series 2017-REV2 A, 2.36%, 3/15/29(b)	41,064,000	39,909,876

		271,028,870
Credit Card: 1.0%
American Express Master Trust
Series 2017-3 A, 1.77%, 4/15/20	185,705,000	182,392,561
Series 2017-4 A, 1.64%, 12/15/21	21,942,000	21,728,981
Series 2017-6 A, 2.04%, 5/15/23	59,190,000	58,121,822
Bank of America Credit Card Trust
Series 2018-A1 A1, 2.70%, 7/17/23	224,513,000	224,068,464
Chase Issuance Trust
Series 2012-A4 A4, 1.58%, 8/16/21	14,693,000	14,489,822
Citibank Credit Card Issuance Trust
Series 2018-A1 A1, 2.49%, 1/20/23	45,662,000	45,278,937

		546,080,587
Other: 1.3%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	428,263,331	464,879,846
9.75%, 1/6/27(b)	236,434,109	257,240,310

		722,120,156
Student Loan: 2.6%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.25%, 3.122%, 6/25/65(b)	79,316,588	81,269,878
+1.15%, 3.022%, 3/25/66(b)	40,794,006	41,457,948
+1.30%, 3.172%, 3/25/66(b)	88,700,000	92,190,700
+0.80%, 2.672%, 7/26/66(b)	122,661,464	123,439,359
+1.05%, 2.922%, 7/26/66(b)	189,682,000	194,010,297
+1.15%, 3.022%, 7/26/66(b)	164,865,000	169,343,591
+1.00%, 2.872%, 9/27/66(b)	114,500,000	116,880,272
+0.72%, 2.592%, 3/25/67(b)	35,000,000	35,053,970
+0.70%, 2.572%, 2/25/70(b)	222,239,395	222,911,513
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(b)	25,798,370	25,371,389
Series 2017-A A2A, 2.88%, 12/16/58(b)	31,000,000	30,556,049

1 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
SLM Student Loan Trust
USD LIBOR 3-Month
+0.75%, 2.495%, 10/25/40	$78,120,000	$78,119,469
+0.60%, 2.341%, 1/25/41	124,361,000	124,551,484
SLM Student Loan Trust (Private Loans)
Series 2013-A A2A, 1.77%, 5/17/27(b)	32,630,016	32,476,341
Series 2012-B A2, 3.48%, 10/15/30(b)	8,040,443	8,053,788
Series 2013-C A2A, 2.94%, 10/15/31(b)	23,292,138	23,356,336
Series 2012-E A2A, 2.09%, 6/15/45(b)	6,428,837	6,415,381
Series 2012-C A2, 3.31%, 10/15/46(b)	22,501,066	22,512,930
SMB Private Education Loan Trust
Series 2017-A A2A, 2.88%, 9/15/34(b)	26,811,000	26,377,882
Series 2017-B A2A, 2.82%, 10/15/35(b)	26,946,000	26,339,168

		1,480,687,745

		3,019,917,358
CMBS: 0.2%
Agency CMBS: 0.2%
Fannie Mae Multifamily DUS
Pool AL6028, 2.70%, 7/1/21	2,263,775	2,252,132
Pool AL6455, 2.765%, 11/1/21	9,334,272	9,318,400
Pool AL6445, 2.555%, 1/1/22	6,616,815	6,530,331
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.367%, 3/25/26(e)	119,743,421	10,737,620
Series K056 X1, 1.266%, 5/25/26(e)	41,515,068	3,468,322
Series K057 X1, 1.193%, 7/25/26(e)	44,345,765	3,585,688
Series K064 X1, 0.609%, 3/25/27(e)	106,953,413	4,989,398
Series K065 X1, 0.675%, 4/25/27(e)	480,478,966	24,972,942
Series K066 X1, 0.753%, 6/25/27(e)	384,135,704	22,570,623
Series K067 X1, 0.579%, 7/25/27(e)	481,467,921	22,439,150
Series K069 X1, 0.369%, 9/25/27(e)	101,148,450	3,192,377
Series K070 X1, 0.327%, 11/25/27(e)	122,172,539	3,483,225
Series K154 X1, 0.313%, 11/25/32(e)	295,839,482	9,832,166

		127,372,374
MORTGAGE-RELATED: 34.1%
Federal Agency CMO & REMIC: 4.2%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	86,780	98,912
Series 1997-2 Z, 7.50%, 6/15/27	6,561,357	7,259,836
Series 1998-2 2A, 8.733%, 8/15/27(e)	18,091	20,226
Series 1998-1 1A, 8.293%, 3/15/28(e)	123,442	135,749
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	246,634	268,943
Trust 1998-58 PC, 6.50%, 10/25/28	1,322,075	1,445,012
Trust 2001-69 PQ, 6.00%, 12/25/31	1,651,005	1,789,970
Trust 2002-33 A1, 7.00%, 6/25/32	1,863,887	2,145,497
Trust 2002-69 Z, 5.50%, 10/25/32	220,926	241,250
Trust 2008-24 GD, 6.50%, 3/25/37	752,741	811,815
Trust 2007-47 PE, 5.00%, 5/25/37	3,008,196	3,198,586
Trust 2009-53 QM, 5.50%, 5/25/39	1,295,993	1,349,705
Trust 2009-30 AG, 6.50%, 5/25/39	7,347,231	7,961,256
Trust 2009-40 TB, 6.00%, 6/25/39	3,173,689	3,388,044
Trust 2010-123 WT, 7.00%, 11/25/40	31,380,602	35,475,387
Trust 2001-T3 A1, 7.50%, 11/25/40	104,439	117,980
Trust 2001-T7 A1, 7.50%, 2/25/41	60,659	69,105
Trust 2001-T5 A2, 7.00%, 6/19/41(e)	39,836	44,014
Trust 2001-T5 A3, 7.50%, 6/19/41(e)	193,260	217,232
Trust 2011-58 AT, 4.00%, 7/25/41	8,206,098	8,485,976
Trust 2001-T4 A1, 7.50%, 7/25/41	1,743,755	1,997,479
Trust 2001-T10 A1, 7.00%, 12/25/41	2,000,218	2,286,038
Trust 2013-106 MA, 4.00%, 2/25/42	17,858,490	18,329,834
Trust 2002-90 A1, 6.50%, 6/25/42	4,102,996	4,632,313
Trust 2002-W6 2A1, 7.00%, 6/25/42(e)	2,352,521	2,556,608
Trust 2002-W8 A2, 7.00%, 6/25/42	1,323,652	1,508,578
Trust 2003-W2 1A2, 7.00%, 7/25/42	6,773,140	7,830,548
Trust 2002-T16 A3, 7.50%, 7/25/42	3,086,120	3,558,611
Trust 2003-W4 3A, 7.00%, 10/25/42(e)	1,959,135	2,148,583
Trust 2012-121 NB, 7.00%, 11/25/42	1,029,119	1,153,224

	PAR VALUE	VALUE
Trust 2003-W1 2A, 6.027%, 12/25/42(e)	$2,471,353	$2,725,011
Trust 2003-7 A1, 6.50%, 12/25/42	3,380,787	3,749,938
Trust 2004-T1 1A2, 6.50%, 1/25/44	2,066,468	2,317,214
Trust 2004-W2 2A2, 7.00%, 2/25/44	91,815	103,193
Trust 2004-W2 5A, 7.50%, 3/25/44	4,036,250	4,483,045
Trust 2004-W8 3A, 7.50%, 6/25/44	3,017,005	3,444,027
Trust 2004-W15 1A2, 6.50%, 8/25/44	727,354	811,378
Trust 2005-W1 1A3, 7.00%, 10/25/44	5,538,769	6,281,334
Trust 2001-79 BA, 7.00%, 3/25/45	624,339	704,482
Trust 2006-W1 1A1, 6.50%, 12/25/45	377,094	418,496
Trust 2006-W1 1A2, 7.00%, 12/25/45	2,599,974	2,949,809
Trust 2006-W1 1A3, 7.50%, 12/25/45	45,775	52,944
Trust 2006-W1 1A4, 8.00%, 12/25/45	3,128,055	3,605,512
Trust 2007-W10 1A, 6.322%, 8/25/47(e)	9,601,502	10,348,767
Trust 2007-W10 2A, 6.34%, 8/25/47(e)	2,938,606	3,163,621
USD LIBOR 1-month
+0.55%, 2.422%, 9/25/43	36,326,695	36,775,954
USD LIBOR 1-Month
+0.40%, 2.272%, 7/25/44	1,466,501	1,449,996
Freddie Mac
Series 3312 AB, 6.50%, 6/15/32	2,699,432	2,997,963
Series 2456 CJ, 6.50%, 6/15/32	166,955	186,611
Series T-41 2A, 5.72%, 7/25/32(e)	223,310	238,592
Series 2587 ZU, 5.50%, 3/15/33	3,789,017	4,087,494
Series 2610 UA, 4.00%, 5/15/33	1,591,598	1,623,897
Series T-48 1A, 5.061%, 7/25/33(e)	2,503,086	2,658,956
Series 2708 ZD, 5.50%, 11/15/33	15,260,549	16,792,582
Series 3204 ZM, 5.00%, 8/15/34	6,929,199	7,351,183
Series 3330 GZ, 5.50%, 6/15/37	1,347,472	1,454,178
Series 3427 Z, 5.00%, 3/15/38	2,951,348	3,132,679
Series T-51 1A, 6.50%, 9/25/43(e)	56,130	63,299
Series 4283 DW, 4.50%, 12/15/43(e)	79,521,940	83,589,121
Series 4283 EW, 4.50%, 12/15/43(e)	46,578,644	49,208,190
Series 4281 BC, 4.50%, 12/15/43(e)	130,196,987	137,109,263
Series 4319 MA, 4.50%, 3/15/44(e)	25,926,239	27,421,457
USD LIBOR 1-month
+0.53%, 2.307%, 8/15/43	66,119,804	66,440,334
Ginnie Mae
USD LIBOR 1-Month
+0.65%, 2.225%, 10/20/64	8,166,053	8,209,756
+0.63%, 2.205%, 4/20/65	11,696,328	11,748,974
+0.60%, 2.175%, 7/20/65	8,603,393	8,631,593
+0.60%, 2.175%, 8/20/65	7,997,769	8,024,335
+0.62%, 2.195%, 9/20/65	1,834,113	1,841,911
+0.75%, 2.325%, 11/20/65	32,544,408	32,851,051
+0.90%, 2.475%, 3/20/66	21,192,753	21,542,222
+0.90%, 2.475%, 4/20/66	21,573,156	21,934,085
+0.78%, 2.355%, 9/20/66	12,072,344	12,211,226
+0.75%, 2.325%, 10/20/66	55,637,823	56,231,217
+0.80%, 2.375%, 11/20/66	24,464,839	24,790,417
+0.81%, 2.385%, 12/20/66	14,221,924	14,421,215
+0.57%, 2.145%, 9/20/67	34,159,391	34,428,509
USD LIBOR 12-Month
+0.30%, 2.026%, 9/20/66	20,473,201	20,608,472
+0.28%, 2.136%, 12/20/66	38,580,155	38,736,795
+0.25%, 2.513%, 2/20/67	20,582,674	20,687,234
+0.20%, 2.463%, 3/20/67	3,548,196	3,556,320
+0.30%, 2.10%, 4/20/67	24,951,683	25,178,291
+0.30%, 2.07%, 5/20/67	22,087,414	22,307,921
+0.20%, 2.099%, 5/20/67	49,254,368	49,532,295
+0.20%, 2.01%, 6/20/67	108,659,841	109,245,301
+0.20%, 1.93%, 8/20/67	24,114,710	24,200,108
+0.25%, 1.98%, 9/20/67	25,037,404	25,159,401
+0.27%, 2.02%, 9/20/67	71,919,479	72,424,742
+0.23%, 2.01%, 10/20/67	161,522,230	162,292,255
+0.23%, 2.01%, 10/20/67	78,093,592	78,423,780
+0.22%, 2.019%, 10/20/67	38,583,252	38,697,166
+0.25%, 2.03%, 10/20/67	49,984,019	50,268,628
+0.20%, 2.06%, 11/20/67	18,942,650	18,982,412
+0.22%, 2.06%, 11/20/67	22,464,361	22,530,328
+0.22%, 2.08%, 11/20/67	135,049,258	135,578,475

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	March 31, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+0.18%, 2.12%, 12/20/67	$34,942,585	$35,007,708
+0.06%, 2.35%, 12/20/67	60,097,932	59,874,164
+0.15%, 2.25%, 1/20/68	16,290,393	16,283,336
+0.06%, 2.35%, 1/20/68	104,136,039	103,748,955
+0.08%, 2.37%, 1/20/68	49,955,522	49,816,251
+0.10%, 2.33%, 2/20/68	50,034,073	49,992,905
+0.10%, 2.37%, 2/20/68	102,840,717	100,033,803
+0.07%, 2.40%, 2/20/68	50,589,351	50,812,655
+0.15%, 2.45%, 2/20/68	33,827,620	33,891,798
+0.05%, 2.54%, 2/20/68	3,716,000	3,742,999
+0.04%, 2.56%, 2/20/68	54,667,866	55,065,062
+0.06%, 2.58%, 3/20/68	15,052,000	15,161,362

		2,356,974,264
Federal Agency Mortgage Pass-Through: 29.8%
Fannie Mae, 15 Year
6.50%, 4/1/18 - 12/1/19	1,305	1,312
6.00%, 8/1/18 - 3/1/23	24,009,678	24,942,010
5.50%, 12/1/18 - 7/1/25	90,034,649	93,683,059
4.00%, 9/1/25 - 5/1/29	190,506,466	196,520,871
5.00%, 9/1/25	35,962,522	37,838,293
3.50%, 10/1/25 - 2/1/31	866,823,165	884,281,427
4.50%, 3/1/29	23,492,070	24,387,900
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	419,991,438	441,092,657
4.00%, 9/1/30 - 3/1/37	1,936,317,590	2,012,647,599
3.50%, 11/1/35 - 4/1/37	446,777,308	454,421,804
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	106,835,552	120,050,161
7.00%, 4/1/32 - 2/1/39	63,493,602	71,788,291
6.50%, 12/1/32 - 8/1/39	43,785,287	49,071,914
5.50%, 2/1/33 - 11/1/39	160,945,963	176,647,347
4.50%, 11/1/35 - 11/1/47	2,831,870,625	2,979,184,046
5.00%, 7/1/37 - 7/1/40	26,365,719	28,287,274
4.00%, 10/1/40 - 3/1/48	1,044,617,961	1,073,619,461
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	173,992,943	183,580,523
Fannie Mae, Hybrid ARM 1-Year U.S. Treasury CMT
+2.14%, 3.241%, 10/1/33	1,632,106	1,717,005
+2.14%, 3.238%, 8/1/34	420,171	441,930
+1.97%, 3.182%, 9/1/34	1,666,367	1,742,980
+2.29%, 3.695%, 1/1/36	12,763,827	13,424,182
+2.12%, 3.121%, 7/1/36	64,071	67,360
+2.14%, 3.137%, 12/1/36	2,164,418	2,284,205
USD LIBOR 12-Month
+1.67%, 3.536%, 7/1/34	1,848,114	1,937,913
+1.36%, 3.111%, 10/1/34	1,134,634	1,174,393
+1.94%, 3.704%, 1/1/35	836,276	883,518
+1.41%, 3.515%, 4/1/35	2,259,887	2,333,590
+1.75%, 3.557%, 6/1/35	708,597	747,170
+1.40%, 3.15%, 7/1/35	795,392	825,019
+1.44%, 3.22%, 7/1/35	404,787	420,562
+1.54%, 3.351%, 7/1/35	1,210,680	1,264,309
+1.75%, 3.547%, 7/1/35	1,133,799	1,189,550
+1.38%, 3.134%, 8/1/35	1,503,790	1,558,981
+1.40%, 3.152%, 8/1/35	4,087,293	4,269,931
+1.75%, 3.503%, 8/1/35	2,482,665	2,610,181
+1.77%, 3.517%, 9/1/35	2,127,297	2,238,264
+1.60%, 3.352%, 10/1/35	2,647,832	2,768,473
+1.75%, 3.498%, 10/1/35	1,493,760	1,568,620
+1.62%, 3.374%, 12/1/35	711,678	741,747
+1.62%, 3.369%, 1/1/36	2,493,423	2,603,094
+1.71%, 3.521%, 1/1/36	3,625,185	3,804,758
+1.72%, 3.521%, 11/1/36	1,419,136	1,491,553
+1.74%, 3.493%, 12/1/36	802,387	838,684
+1.59%, 3.37%, 1/1/37	2,172,032	2,258,738
+2.01%, 3.855%, 2/1/37	4,285,396	4,514,283
+1.93%, 3.678%, 4/1/37	354,809	376,167
+1.19%, 2.94%, 8/1/37	115,995	115,867

	PAR VALUE	VALUE
+1.82%, 3.61%, 8/1/37	$1,741,528	$1,835,718
+1.49%, 3.337%, 11/1/37	484,077	499,959
+2.02%, 4.89%, 4/1/38	154,351	159,067
+1.73%, 3.552%, 5/1/38	122,449,129	128,898,907
+1.91%, 5.064%, 5/1/38	1,769,502	1,851,868
+1.87%, 3.622%, 9/1/38	832,750	876,400
+1.64%, 3.404%, 10/1/38	5,788,048	6,037,501
+1.69%, 3.453%, 10/1/38	2,965,066	3,091,474
+1.75%, 3.564%, 10/1/38	1,461,025	1,530,642
+1.73%, 3.692%, 6/1/39	582,790	610,356
+1.76%, 4.088%, 12/1/39	2,508,110	2,556,427
+1.71%, 2.601%, 4/1/42	11,560,215	11,935,032
+1.67%, 2.336%, 9/1/42	9,391,946	9,452,831
+1.68%, 2.476%, 11/1/42	9,142,729	9,273,098
+1.57%, 2.285%, 12/1/42	16,110,308	15,963,993
+1.59%, 2.38%, 2/1/43	15,671,957	15,725,408
+1.79%, 3.565%, 2/1/43	3,006,889	3,131,933
+1.56%, 2.283%, 5/1/43	3,491,018	3,451,057
+1.47%, 1.826%, 6/1/43	3,011,750	3,088,318
+1.44%, 2.002%, 9/1/43	7,647,368	7,826,927
+1.56%, 2.961%, 9/1/43	5,307,900	5,368,397
+1.56%, 3.269%, 9/1/43	2,829,373	2,862,790
+1.61%, 2.30%, 10/1/43	38,276,640	38,498,798
+1.54%, 2.642%, 11/1/43	12,754,209	12,881,116
+1.61%, 2.869%, 11/1/43	14,152,560	14,196,290
+1.56%, 3.084%, 12/1/43	5,977,243	6,065,109
+1.55%, 2.418%, 2/1/44	2,436,359	2,517,368
+1.59%, 2.704%, 2/1/44	5,666,707	5,704,000
+1.58%, 2.942%, 2/1/44	8,554,567	8,658,466
+1.56%, 2.701%, 4/1/44	14,501,487	14,982,393
+1.59%, 2.948%, 4/1/44	6,331,666	6,403,507
+1.59%, 2.955%, 4/1/44	5,148,820	5,199,760
+1.66%, 3.045%, 4/1/44	29,076,346	29,928,858
+1.58%, 3.189%, 4/1/44	20,358,732	20,584,784
+1.57%, 2.458%, 5/1/44	14,193,833	14,663,303
+1.56%, 3.044%, 5/1/44	24,620,038	24,955,806
+1.58%, 2.845%, 7/1/44	11,502,135	11,599,791
+1.59%, 2.859%, 7/1/44	16,440,312	16,605,679
+1.56%, 2.93%, 7/1/44	8,684,064	8,769,914
+1.59%, 2.94%, 7/1/44	5,258,343	5,302,439
+1.57%, 2.963%, 7/1/44	5,852,203	5,912,115
+1.58%, 3.084%, 7/1/44	12,901,436	13,056,831
+1.57%, 2.783%, 8/1/44	23,504,280	23,674,058
+1.58%, 2.791%, 8/1/44	10,160,141	10,234,674
+1.58%, 2.915%, 8/1/44	7,148,777	7,217,686
+1.57%, 3.006%, 8/1/44	7,800,007	7,890,014
+1.58%, 2.686%, 9/1/44	9,191,099	9,237,343
+1.58%, 2.76%, 9/1/44	10,734,622	10,806,594
+1.65%, 2.83%, 9/1/44	36,701,009	37,005,103
+1.58%, 2.869%, 9/1/44	5,214,089	5,259,418
+1.63%, 2.959%, 9/1/44	18,249,283	18,435,909
+1.59%, 2.988%, 9/1/44	7,878,380	7,945,604
+1.57%, 2.473%, 10/1/44	7,918,514	7,915,435
+1.60%, 2.606%, 10/1/44	7,567,467	7,591,454
+1.57%, 2.669%, 10/1/44	14,922,188	14,991,339
+1.57%, 2.742%, 10/1/44	9,411,387	9,469,997
+1.57%, 2.749%, 10/1/44	33,598,088	33,814,441
+1.58%, 2.80%, 10/1/44	17,831,033	17,982,426
+1.56%, 2.844%, 10/1/44	7,535,195	7,595,770
+1.60%, 2.857%, 10/1/44	15,777,543	15,930,463
+1.60%, 2.865%, 10/1/44	10,639,028	10,741,425
+1.58%, 2.914%, 10/1/44	5,091,946	5,132,230
+1.60%, 2.924%, 10/1/44	18,529,463	18,726,441
+1.56%, 2.957%, 10/1/44	10,016,979	10,116,221
+1.58%, 2.734%, 11/1/44	6,604,511	6,638,741
+1.60%, 2.811%, 11/1/44	7,807,412	7,860,455
+1.60%, 2.817%, 11/1/44	15,457,424	15,594,047
+1.58%, 2.835%, 11/1/44	17,869,887	18,017,005
+1.56%, 2.915%, 11/1/44	18,107,910	18,273,766
+1.57%, 2.924%, 11/1/44	15,636,343	15,781,180
+1.58%, 2.698%, 12/1/44	4,514,128	4,542,612

3 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+1.59%, 2.729%, 12/1/44	$5,635,725	$5,668,453
+1.58%, 2.751%, 12/1/44	5,474,770	5,503,661
+1.57%, 2.757%, 12/1/44	31,901,087	32,105,723
+1.60%, 2.816%, 12/1/44	11,904,727	11,996,230
+1.59%, 2.965%, 12/1/44	8,396,134	8,466,595
+1.57%, 2.917%, 1/1/45	13,118,062	13,232,866
+1.58%, 2.753%, 2/1/45	17,536,289	17,647,315
+1.57%, 3.009%, 3/1/45	165,010,350	166,887,919
+1.59%, 3.11%, 3/1/45	4,462,233	4,502,038
+1.61%, 2.578%, 4/1/45	6,029,973	6,031,405
+1.57%, 2.841%, 4/1/45	38,149,292	38,469,966
+1.60%, 2.64%, 8/1/45	13,446,032	13,469,967
+1.58%, 2.66%, 8/1/45	12,179,739	12,202,977
+1.59%, 2.825%, 10/1/45	28,127,736	28,256,072
+1.60%, 2.623%, 11/1/45	21,018,488	21,035,856
+1.61%, 2.899%, 3/1/46	5,440,368	5,459,796
+1.60%, 2.421%, 4/1/46	39,195,348	39,300,123
+1.59%, 2.684%, 4/1/46	6,833,395	6,833,556
+1.61%, 2.703%, 4/1/46	6,252,657	6,256,229
+1.58%, 2.804%, 4/1/46	17,845,005	17,892,334
+1.61%, 2.917%, 4/1/46	5,464,465	5,476,924
+1.58%, 2.486%, 5/1/46	10,099,378	10,118,298
+1.59%, 2.721%, 6/1/46	10,057,989	10,072,368
+1.60%, 2.763%, 6/1/46	3,460,955	3,472,016
+1.59%, 2.699%, 7/1/46	3,418,314	3,420,726
+1.62%, 2.308%, 12/1/46	9,145,240	9,013,653
+1.61%, 3.131%, 6/1/47	29,010,479	29,230,874
+1.61%, 3.184%, 6/1/47	32,401,353	32,693,037
+1.59%, 3.158%, 7/1/47	24,447,524	24,669,126
+1.61%, 3.178%, 7/1/47	9,824,586	9,911,610
+1.60%, 2.736%, 8/1/47	30,384,414	30,480,465
+1.61%, 3.028%, 8/1/47	9,555,830	9,596,808
+1.61%, 3.038%, 8/1/47	9,527,244	9,569,350
+1.59%, 3.211%, 8/1/47	12,771,841	12,900,119
+1.57%, 2.953%, 10/1/47	7,886,158	7,913,791
+1.61%, 3.092%, 10/1/47	11,960,354	12,033,501
+1.61%, 2.902%, 11/1/47	8,018,197	8,010,979
+1.59%, 2.992%, 11/1/47	19,603,093	19,702,528
+1.61%, 3.124%, 1/1/48	4,751,700	4,784,696
+1.61%, 3.165%, 1/1/48	10,025,728	10,108,346
USD LIBOR 6-Month
+1.42%, 3.036%, 8/1/34	1,831,530	1,885,763
+1.50%, 3.128%, 1/1/35	1,367,925	1,409,534
+1.57%, 3.437%, 11/1/35	1,811,190	1,876,186
Freddie Mac, Hybrid ARM 1-Year U.S. Treasury CMT
+2.25%, 3.729%, 2/1/34	3,890,939	4,093,979
+2.25%, 3.50%, 11/1/34	1,139,226	1,198,256
+2.25%, 3.965%, 2/1/35	828,081	872,089
+2.13%, 2.875%, 4/1/35	637,495	663,593
+1.67%, 3.007%, 1/1/36	2,378,744	2,455,317
+2.25%, 3.596%, 1/1/36	4,999,012	5,251,997
USD LIBOR 12-Month
+1.78%, 3.529%, 9/1/33	5,013,334	5,268,942
+1.80%, 3.548%, 8/1/34	795,292	836,467
+1.63%, 3.438%, 1/1/35	563,063	585,561
+1.80%, 3.612%, 3/1/35	1,080,229	1,135,691
+1.72%, 3.489%, 8/1/35	1,201,735	1,259,630
+1.87%, 3.62%, 8/1/35	1,885,009	1,979,149
+1.83%, 3.583%, 9/1/35	1,575,771	1,657,714
+1.63%, 3.375%, 10/1/35	1,948,734	2,034,343
+1.60%, 3.354%, 1/1/36	1,588,517	1,653,475
+1.89%, 3.671%, 4/1/36	2,544,946	2,681,621
+1.78%, 3.529%, 12/1/36	1,463,079	1,528,803
+1.77%, 3.544%, 1/1/37	2,337,448	2,441,282
+1.57%, 3.50%, 3/1/37	2,092,444	2,158,622
+1.58%, 3.302%, 4/1/37	1,204,614	1,255,308
+1.80%, 3.526%, 4/1/37	1,560,575	1,639,271
+1.63%, 3.427%, 5/1/37	2,192,513	2,284,423

	PAR VALUE	VALUE
+1.63%, 3.377%, 7/1/37	$5,569,040	$5,807,180
+2.09%, 3.835%, 10/1/37	113,663	119,443
+2.01%, 3.798%, 1/1/38	648,868	679,256
+1.66%, 3.456%, 2/1/38	6,291,508	6,532,716
+1.76%, 3.518%, 4/1/38	6,395,533	6,705,067
+1.86%, 3.673%, 4/1/38	8,072,042	8,481,067
+1.90%, 5.461%, 5/1/38	862,754	893,950
+1.68%, 3.446%, 6/1/38	3,104,513	3,244,911
+1.63%, 4.633%, 6/1/38	572,681	584,814
+1.73%, 3.535%, 10/1/38	508,149	529,509
+1.73%, 3.543%, 10/1/38	2,394,856	2,503,828
+1.78%, 4.04%, 11/1/39	1,686,513	1,771,421
+1.82%, 3.319%, 7/1/43	2,673,960	2,787,141
+1.72%, 3.073%, 8/1/43	34,908,070	35,871,014
+1.64%, 2.785%, 10/1/43	2,268,975	2,288,029
+1.59%, 2.933%, 1/1/44	5,025,585	5,076,186
+1.61%, 3.086%, 1/1/44	3,719,944	3,764,044
+1.62%, 2.884%, 2/1/44	10,812,468	10,919,040
+1.63%, 3.116%, 4/1/44	6,541,974	6,621,248
+1.64%, 3.119%, 4/1/44	3,526,300	3,571,811
+1.63%, 3.00%, 5/1/44	97,652,633	98,704,054
+1.62%, 2.818%, 6/1/44	6,894,730	6,944,065
+1.63%, 3.094%, 6/1/44	20,787,719	21,046,779
+1.62%, 3.051%, 7/1/44	6,905,693	6,975,179
+1.63%, 3.067%, 7/1/44	5,373,866	5,432,722
+1.61%, 2.842%, 8/1/44	8,965,509	9,026,194
+1.62%, 3.02%, 8/1/44	8,872,677	8,960,027
+1.63%, 3.079%, 8/1/44	11,209,470	11,336,761
+1.62%, 2.743%, 9/1/44	10,968,903	11,021,782
+1.62%, 2.761%, 9/1/44	13,359,971	13,445,943
+1.62%, 2.843%, 9/1/44	8,153,971	8,209,860
+1.62%, 2.768%, 10/1/44	6,030,683	6,070,261
+1.62%, 2.813%, 10/1/44	15,875,502	15,992,525
+1.61%, 2.871%, 10/1/44	13,971,889	14,072,425
+1.63%, 3.01%, 10/1/44	15,386,794	15,536,143
+1.63%, 3.019%, 10/1/44	14,254,622	14,401,234
+1.60%, 2.721%, 11/1/44	19,406,725	19,512,426
+1.63%, 2.751%, 11/1/44	7,518,792	7,551,017
+1.63%, 2.797%, 11/1/44	14,361,940	14,446,855
+1.61%, 2.889%, 11/1/44	9,054,537	9,116,629
+1.62%, 2.913%, 11/1/44	13,310,206	13,423,018
+1.61%, 2.919%, 11/1/44	7,858,642	7,922,025
+1.61%, 2.923%, 11/1/44	25,784,199	25,984,385
+1.63%, 2.936%, 11/1/44	10,461,877	10,540,682
+1.63%, 2.945%, 11/1/44	18,353,945	18,524,197
+1.60%, 2.958%, 11/1/44	6,437,539	6,488,425
+1.62%, 2.962%, 11/1/44	12,637,337	12,736,816
+1.63%, 2.79%, 12/1/44	4,557,790	4,575,813
+1.63%, 2.834%, 12/1/44	20,763,141	20,897,126
+1.62%, 2.879%, 12/1/44	14,104,627	14,221,930
+1.63%, 2.901%, 12/1/44	18,764,197	18,922,909
+1.62%, 2.94%, 12/1/44	9,367,574	9,436,480
+1.62%, 2.676%, 1/1/45	14,552,019	14,608,071
+1.63%, 2.831%, 1/1/45	10,243,631	10,317,812
+1.62%, 2.863%, 1/1/45	9,621,185	9,679,233
+1.62%, 2.903%, 1/1/45	18,073,733	18,198,309
+1.63%, 3.078%, 1/1/45	29,376,876	29,656,277
+1.62%, 2.91%, 2/1/45	14,594,096	14,688,144
+1.62%, 2.69%, 4/1/45	8,629,339	8,651,272
+1.63%, 2.603%, 5/1/45	48,828,252	48,798,203
+1.63%, 2.743%, 6/1/45	6,341,616	6,360,108
+1.63%, 2.635%, 8/1/45	12,742,494	12,738,525
+1.63%, 2.732%, 8/1/45	38,399,100	38,499,176
+1.60%, 2.801%, 8/1/45	10,259,056	10,301,531
+1.63%, 2.802%, 9/1/45	10,963,343	10,991,043
+1.63%, 2.729%, 5/1/46	248,914,132	249,305,786
+1.62%, 2.742%, 5/1/46	19,244,493	19,252,931
+1.62%, 2.637%, 7/1/46	27,064,688	26,995,170
+1.63%, 2.529%, 9/1/46	48,266,925	47,843,784
+1.63%, 3.164%, 6/1/47	13,606,447	13,698,281
+1.63%, 3.179%, 8/1/47	9,755,135	9,824,146

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	March 31, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+1.64%, 3.095%, 10/1/47	$9,470,131	$9,510,803
+1.64%, 3.116%, 11/1/47	4,136,004	4,149,820
USD LIBOR 6-Month
+1.60%, 3.13%, 8/1/36	2,329,894	2,416,016
Freddie Mac Gold, 15 Year
6.00%, 2/1/19 - 11/1/23	9,323,531	9,724,168
5.50%, 10/1/20 - 12/1/24	4,087,298	4,188,806
4.50%, 3/1/25 - 6/1/26	12,458,391	12,952,404
4.00%, 6/1/26 - 6/1/27	199,904,292	206,556,641
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	2,288,511	2,482,876
4.50%, 5/1/30 - 1/1/34	105,763,051	111,073,766
4.00%, 9/1/31 - 10/1/35	481,894,240	501,662,434
3.50%, 7/1/35 - 1/1/36	185,122,564	188,504,267
Freddie Mac Gold, 30 Year
7.90%, 2/17/21	110,641	112,041
7.00%, 4/1/31 - 11/1/38	3,668,490	4,047,156
6.50%, 12/1/32 - 10/1/38	10,919,629	12,229,393
6.00%, 12/1/33 - 2/1/39	18,753,642	20,906,916
5.50%, 3/1/34 - 12/1/38	54,636,426	60,270,959
4.50%, 3/1/39 - 10/1/47	2,472,214,939	2,593,765,131
4.00%, 11/1/45 - 11/1/47	971,565,679	1,000,569,992
Ginnie Mae, 20 Year
4.00%, 1/20/35	9,548,983	9,800,346
Ginnie Mae, 30 Year
7.80%, 6/15/20 - 1/15/21	113,808	116,272
8.00%, 9/15/20	1,628	1,663
7.85%, 1/15/21	3,163	3,171
7.50%, 12/15/23 - 5/15/25	838,100	913,606
7.00%, 5/15/28	275,848	303,385

		16,522,598,765
Private Label CMO & REMIC: 0.1%
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	3,635,646	4,149,997
Seasoned Credit Risk Transfer Trust
Series 2017-4 M45T, 4.50%, 6/25/57 40 Year	33,646,137	35,202,271

		39,352,268

		18,918,925,297

		22,066,215,029
CORPORATE: 34.4%
FINANCIALS: 12.9%
Bank of America Corp.
4.20%, 8/26/24	163,140,000	165,392,885
4.25%, 10/22/26	185,082,000	186,262,914
6.625%, 5/23/36(a)	255,688,000	311,337,862
3.004%, 12/20/23(b)(f)	422,916,000	414,681,441
Barclays PLC (United Kingdom)
4.375%, 9/11/24	239,204,000	234,116,698
4.836%, 5/9/28	58,725,000	57,699,524
BNP Paribas SA (France)
4.25%, 10/15/24	379,446,000	384,107,517
4.375%, 9/28/25(b)	149,950,000	150,256,349
4.375%, 5/12/26(b)	118,104,000	117,669,212
4.625%, 3/13/27(b)	36,810,000	37,373,909
Boston Properties, Inc.
5.875%, 10/15/19	48,079,000	49,928,579
5.625%, 11/15/20	79,385,000	83,987,805
4.125%, 5/15/21	52,852,000	54,201,520
3.85%, 2/1/23	76,031,000	77,450,628
3.125%, 9/1/23	19,500,000	19,138,277
3.80%, 2/1/24	64,024,000	64,393,720
3.20%, 1/15/25	42,125,000	40,641,444
3.65%, 2/1/26	19,580,000	19,134,015
Capital One Financial Corp.
3.50%, 6/15/23	155,385,000	153,322,946
3.75%, 4/24/24	36,940,000	36,654,887
3.20%, 2/5/25	52,515,000	50,341,392
4.20%, 10/29/25	121,149,000	119,974,087

	PAR VALUE	VALUE
Cigna Corp.
4.00%, 2/15/22	$62,964,000	$64,014,830
7.65%, 3/1/23	7,217,000	8,384,640
7.875%, 5/15/27	26,720,000	33,851,347
Citigroup, Inc.
3.50%, 5/15/23	72,730,000	71,834,669
4.00%, 8/5/24	31,300,000	31,364,304
USD LIBOR 3-Month
+1.70%, 3.539%, 5/15/18	79,070,000	79,191,856
+6.37%, 8.137%, 10/30/40(a)	406,999,275	441,675,613
Equity Residential
4.75%, 7/15/20	5,200,000	5,389,454
4.625%, 12/15/21	108,687,000	113,550,971
3.00%, 4/15/23	47,300,000	46,698,385
3.375%, 6/1/25	77,890,000	76,863,015
HSBC Holdings PLC (United Kingdom)
5.10%, 4/5/21	85,935,000	90,429,640
9.30%, 6/1/21	100,000	116,053
4.30%, 3/8/26	116,100,000	119,053,026
6.50%, 5/2/36	189,105,000	233,794,354
6.50%, 9/15/37	214,191,000	267,657,270
6.80%, 6/1/38	29,650,000	37,974,682
JPMorgan Chase & Co.
3.375%, 5/1/23	92,238,000	91,035,880
4.125%, 12/15/26	106,000,000	106,459,041
4.25%, 10/1/27	123,719,000	125,147,810
8.75%, 9/1/30(a)	58,208,000	81,601,380
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	218,317,000	219,924,861
4.582%, 12/10/25	96,031,000	96,099,320
4.65%, 3/24/26	118,232,000	118,595,319
Navient Corp.
8.45%, 6/15/18	230,726,000	232,687,171
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	292,243,000	310,038,544
6.00%, 12/19/23	265,695,000	282,934,559
Unum Group
7.19%, 2/1/28	11,295,000	13,345,560
7.25%, 3/15/28	25,060,000	30,758,256
6.75%, 12/15/28	8,107,000	9,646,230
Wells Fargo & Co.
2.15%, 12/6/19	280,875,000	277,822,307
4.10%, 6/3/26	120,170,000	119,356,614
4.30%, 7/22/27	323,175,000	324,682,863
USD LIBOR 3-Month
+0.65%, 2.675%, 12/6/19	135,850,000	136,637,930

		7,126,685,365
INDUSTRIALS: 20.1%
AT&T, Inc.
8.25%, 11/15/31(b)	100,978,000	132,173,603
5.35%, 9/1/40	59,744,000	62,617,185
4.75%, 5/15/46	112,670,000	109,245,458
5.65%, 2/15/47	120,390,000	130,251,449
5.45%, 3/1/47	86,510,000	91,671,667
4.50%, 3/9/48	250,175,000	230,933,280
BHP Billiton, Ltd. (Australia)
6.75%, 10/19/75(a)(b)(f)	111,122,000	124,734,445
Burlington Northern Santa Fe LLC(d)
4.70%, 10/1/19	33,445,000	34,378,543
8.251%, 1/15/21	1,805,271	1,921,377
3.05%, 9/1/22	39,535,000	39,438,179
5.943%, 1/15/23	19,861	20,632
3.85%, 9/1/23	79,525,000	81,853,421
5.72%, 1/15/24	11,608,351	12,634,664
5.342%, 4/1/24	4,070,855	4,272,805
5.629%, 4/1/24	16,984,374	18,357,390
5.996%, 4/1/24	34,098,558	37,200,766
3.442%, 6/16/28(b)	82,216,543	81,918,558

5 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2018

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Cemex SAB de CV (Mexico)
6.00%, 4/1/24(b)	$113,175,000	$116,570,250
5.70%, 1/11/25(b)	207,411,000	212,699,980
6.125%, 5/5/25(b)	105,300,000	109,533,060
7.75%, 4/16/26(b)	56,558,000	62,309,949
Charter Communications, Inc.
8.75%, 2/14/19	130,460,000	136,603,620
8.25%, 4/1/19	237,543,000	249,274,130
5.00%, 2/1/20	20,700,000	21,258,230
4.125%, 2/15/21	33,095,000	33,448,148
4.00%, 9/1/21	40,609,000	40,763,579
4.908%, 7/23/25	122,505,000	125,123,668
4.20%, 3/15/28	68,500,000	65,524,406
6.55%, 5/1/37	46,188,000	51,864,157
6.75%, 6/15/39	112,072,000	127,421,260
6.484%, 10/23/45	227,342,000	249,182,334
5.375%, 5/1/47	57,310,000	55,344,057
Cox Enterprises, Inc.
3.25%, 12/15/22(b)	110,233,000	108,181,817
2.95%, 6/30/23(b)	251,295,000	242,187,582
3.85%, 2/1/25(b)	263,159,000	263,303,266
3.35%, 9/15/26(b)	84,952,000	80,834,360
3.50%, 8/15/27(b)	94,838,000	90,415,236
CRH PLC (Ireland)
3.875%, 5/18/25(b)	196,754,000	197,832,267
CSX Corp.
9.75%, 6/15/20	10,067,000	11,495,286
6.251%, 1/15/23	12,935,299	14,136,988
CVS Health Corp.
3.70%, 3/9/23	186,665,000	187,238,407
4.10%, 3/25/25	42,500,000	42,764,293
4.30%, 3/25/28	116,634,000	117,354,176
4.78%, 3/25/38	65,850,000	66,630,498
Dell Technologies, Inc.
4.42%, 6/15/21(b)	55,549,000	56,970,053
5.45%, 6/15/23(b)	178,108,000	188,735,054
Dillard’s, Inc.
7.13%, 8/1/18	23,565,000	23,746,307
7.875%, 1/1/23	275,000	306,496
7.75%, 7/15/26	21,016,000	23,910,871
7.75%, 5/15/27	12,848,000	14,624,898
7.00%, 12/1/28	28,225,000	30,935,219
DowDuPont Inc.
7.375%, 11/1/29	69,100,000	89,952,146
9.40%, 5/15/39	153,811,000	247,470,502
5.25%, 11/15/41	37,853,000	41,872,061
FedEx Corp.
8.00%, 1/15/19	16,875,000	17,584,174
Ford Motor Credit Co. LLC(d)
2.681%, 1/9/20	110,925,000	109,980,631
8.125%, 1/15/20	7,091,000	7,677,294
5.75%, 2/1/21	192,923,000	204,058,737
5.875%, 8/2/21	162,085,000	172,919,463
3.219%, 1/9/22	30,125,000	29,604,740
Imperial Brands PLC (United Kingdom)
3.75%, 7/21/22(b)	124,595,000	125,045,764
4.25%, 7/21/25(b)	533,740,000	541,540,354
Kinder Morgan, Inc.
4.30%, 6/1/25	129,770,000	130,693,275
6.50%, 2/1/37	50,861,000	57,447,270
6.95%, 1/15/38	92,139,000	111,352,394
6.50%, 9/1/39	72,546,000	82,772,189
5.00%, 8/15/42	67,434,000	65,208,329
5.00%, 3/1/43	71,901,000	69,432,589
5.50%, 3/1/44	96,910,000	98,895,770
5.40%, 9/1/44	66,784,000	67,513,257
Macy’s, Inc.
6.65%, 7/15/24	52,526,000	57,494,048

	PAR VALUE	VALUE
7.00%, 2/15/28	$24,800,000	$26,907,621
6.70%, 9/15/28	34,115,000	36,152,273
6.90%, 4/1/29	81,337,000	87,451,260
6.70%, 7/15/34	77,960,000	81,845,558
4.50%, 12/15/34	154,923,000	134,927,346
6.375%, 3/15/37	21,354,000	21,867,184
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(b)	220,010,000	231,316,754
5.50%, 7/21/25(b)	284,361,000	301,510,812
4.85%, 7/6/27(b)	71,502,000	72,844,522
Nordstrom, Inc.
6.95%, 3/15/28	20,107,000	23,117,988
RELX PLC (United Kingdom)
8.625%, 1/15/19	28,613,000	29,875,631
3.125%, 10/15/22	144,337,000	142,287,348
Telecom Italia SPA (Italy)
6.999%, 6/4/18	165,232,000	166,264,700
7.175%, 6/18/19	200,711,000	209,708,874
5.303%, 5/30/24(b)	162,607,000	165,452,623
7.20%, 7/18/36	53,458,000	62,679,505
7.721%, 6/4/38	145,274,000	177,626,520
TransCanada Corp. (Canada)
5.625%, 5/20/75(a)(f)	237,639,000	243,579,975
5.875%, 8/15/76(a)(f)	76,814,000	80,078,595
5.30%, 3/15/77(a)(f)	220,286,000	217,532,425
Twenty-First Century Fox, Inc.
6.20%, 12/15/34	14,795,000	18,359,102
6.40%, 12/15/35	49,525,000	62,490,503
6.15%, 3/1/37	31,905,000	39,459,296
6.65%, 11/15/37	79,075,000	102,959,296
6.15%, 2/15/41	44,858,000	56,364,507
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	125,400,000	124,616,250
Union Pacific Corp.
7.60%, 1/2/20	242,539	257,003
6.061%, 1/17/23	2,359,419	2,616,867
4.698%, 1/2/24	2,066,012	2,143,085
5.082%, 1/2/29	5,372,184	5,670,028
5.866%, 7/2/30	31,848,176	35,096,555
6.176%, 1/2/31	31,787,229	35,606,878
Verizon Communications, Inc.
4.272%, 1/15/36	166,472,000	159,141,892
4.522%, 9/15/48	213,601,000	205,444,227
5.012%, 4/15/49	422,976,000	437,608,330
Xerox Corp.
6.35%, 5/15/18	37,981,000	38,121,250
5.625%, 12/15/19	87,407,000	90,881,324
2.75%, 9/1/20	22,690,000	22,263,016
4.50%, 5/15/21	63,744,000	65,283,783
4.07%, 3/17/22	2,349,000	2,350,311
Zoetis, Inc.
3.45%, 11/13/20	39,377,000	39,647,426
4.50%, 11/13/25	166,139,000	175,050,374

		11,175,121,128
UTILITIES: 1.4%
Dominion Energy, Inc.
2.962%, 7/1/19	10,000,000	9,980,920
2.579%, 7/1/20	24,949,000	24,630,700
4.104%, 4/1/21	97,451,000	99,510,512
5.75%, 10/1/54(a)(f)	232,036,000	245,146,034
Enel SPA (Italy)
6.80%, 9/15/37(b)	170,934,000	215,215,213
6.00%, 10/7/39(b)	157,024,000	184,152,569

		778,635,948

		19,080,442,441

TOTAL DEBT SECURITIES (Cost $53,008,088,109)		$53,524,137,082

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 6

Portfolio of Investments (unaudited)	March 31, 2018

SHORT-TERM INVESTMENTS: 2.8%

	SHARES/ PAR VALUE	VALUE
COMMERCIAL PAPER: 1.8%
Anthem, Inc.
5/24/18(b)	$234,250,000	$233,456,803
Dominion Energy, Inc.
5/21/18(b)	84,250,000	83,964,486
FedEx Corp.
4/9/18(b)	59,525,000	59,501,851
4/10/18(b)	34,050,000	34,034,678
Ford Motor Credit Co. LLC
5/16/18(b)	125,000,000	124,717,188
5/17/18(b)	125,000,000	124,710,903
Mondelez International, Inc.
4/3/18(b)	174,500,000	174,482,550
4/16/18(b)	80,000,000	79,938,333
TransCanada Corp. (Canada)
5/14/18(b)	120,000,000	119,663,167

		1,034,469,959
REPURCHASE AGREEMENT: 0.9%
Fixed Income Clearing Corporation(c) 1.00%, dated 3/29/18, due 4/2/18, maturity value $501,529,719	501,474,000	501,474,000
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	55,500,381	55,500,381

TOTAL SHORT-TERM INVESTMENTS (Cost $1,591,444,340)		$1,591,444,340

TOTAL INVESTMENTS (Cost $54,599,532,449)	99.2%	$55,115,581,422

OTHER ASSETS LESS LIABILITIES	0.8%	434,944,542

NET ASSETS	100.0%	$55,550,525,964

(a)	Hybrid security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, all such securities in total represented $8,245,641,913 or 14.8% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 0.625%-2.125%, 7/15/21-8/31/21. Total collateral value is $511,506,742.
(d)	Subsidiary (see below)
(e)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(f)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

ARM: Adjustable Rate Mortgage

CMBS: Commercial Mortgage-Backed Security

CMO: Collateralized Mortgage Obligation

CMT: Constant Maturity Treasury

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note - Short Position	5,227	6/20/18	$(633,202,047)	$(5,586,993)
Ultra Long Term U.S. Treasury Bond - Short Position	3,007	6/20/18	(482,529,531)	(17,810,587)

				$(23,397,580)

Dodge & Cox Income Fund / 7	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2018:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$9,051,919,367	$—
Government-Related	—	3,325,560,245	—
Securitized	—	22,066,215,029	—
Corporate	—	19,080,442,441	—
Short-term Investments
Commercial Paper	—	1,034,469,959	—
Repurchase Agreement	—	501,474,000	—
Money Market Fund	55,500,381	—	—

Total Securities	$55,500,381	$55,060,081,041	$—

Other Investments
Futures Contracts
Depreciation	$(23,397,580)	$—	$—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at March 31, 2018 and December 31, 2017, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 8

GLOBAL BOND FUND
Portfolio of Investments (unaudited)	March 31, 2018

DEBT SECURITIES: 94.8%

	PAR VALUE		VALUE

GOVERNMENT: 20.9%
Bank of Thailand Bill (Thailand) 4/5/18	THB	110,000,000	$3,517,434
Colombia Government (Colombia) 7.75%, 4/14/21	COP	12,200,000,000	4,585,604
India Government (India) 8.24%, 2/15/27	INR	290,480,000	4,605,769
Indonesia Government (Indonesia) 8.25%, 5/15/36	IDR	35,000,000,000	2,739,241
Japan Treasury Discount Bill (Japan) 4/16/18	JPY	315,000,000	2,960,532
5/1/18	JPY	480,000,000	4,511,635
5/10/18	JPY	160,000,000	1,503,937
Mexico Government (Mexico) 2.00%, 6/9/22(a)	MXN	35,887,061	1,848,263
5.75%, 3/5/26	MXN	189,700,000	9,474,565
Poland Government (Poland) 1.50%, 4/25/20	PLN	6,350,000	1,854,456

U.S. Treasury Note/Bond (United States) 1.50%, 1/31/19	USD	900,000	895,430

			38,496,866
GOVERNMENT-RELATED: 6.2%
Chicago Transit Authority RB (United States) 6.899%, 12/1/40	USD	1,150,000	1,517,413
Indonesia Government International (Indonesia) 3.75%, 6/14/28(c)	EUR	650,000	905,232
Peru Government International (Peru) 3.75%, 3/1/30	EUR	600,000	880,387
Petroleo Brasileiro SA (Brazil) 7.25%, 3/17/44	USD	800,000	816,000
Petroleos Mexicanos (Mexico) 6.375%, 1/23/45	USD	535,000	520,020
6.75%, 9/21/47	USD	1,986,000	2,009,594
6.35%, 2/12/48(c)	USD	51,000	49,279
Province of Buenos Aires Argentina (Argentina) 5.375%, 1/20/23(c)	EUR	1,450,000	1,853,548
BADLARPP
+3.83%, 26.832%, 5/31/22	ARS	25,300,000	1,268,597
State of Illinois GO (United States) 5.877%, 3/1/19	USD	700,000	715,155
5.10%, 6/1/33	USD	1,000,000	937,330

			11,472,555
SECURITIZED: 26.3%
ASSET-BACKED: 6.7%
Auto Loan: 0.5%
Ford Credit Auto Owner Trust (United States)
Series 2017-C A3, 2.01%, 3/15/22	USD	345,000	340,723
Series 2015-REV1 A, 2.12%, 7/15/26(c)	USD	550,000	543,500

			884,223
Credit Card: 0.8%
American Express Master Trust (United States) Series 2017-3 A, 1.77%, 4/15/20	USD	1,240,000	1,217,882
Chase Issuance Trust (United States) Series 2016-A5 A5, 1.27%, 7/15/21	USD	280,000	275,441

			1,493,323
Other: 1.0%
Rio Oil Finance Trust (Brazil) 9.25%, 7/6/24(c)	USD	1,181,073	1,282,055
9.75%, 1/6/27(c)	USD	558,682	607,845

			1,889,900
Student Loan: 4.4%
Navient Student Loan Trust (United States)
USD LIBOR 1-Month
+1.00%, 2.872%, 9/27/66(c)	USD	3,863,000	$3,943,305

	PAR VALUE		VALUE
Navient Student Loan Trust (Private Loans) (United States) Series 2015-CA B, 3.25%, 5/15/40(c)	USD	1,350,000	$1,352,168
Series 2017-A B, 3.91%, 12/16/58(c)	USD	1,050,000	1,014,487
SMB Private Education Loan Trust (United States) Series 2017-B A2A, 2.82%, 10/15/35(c)	USD	1,697,000	1,658,783

			7,968,743

			12,236,189
CMBS: 1.0%
Agency CMBS: 1.0%
Freddie Mac Military Housing Trust Multifamily (United States) 4.659%, 11/25/55(c)(f)	USD	1,654,025	1,818,394
MORTGAGE-RELATED: 18.6%
Federal Agency CMO & REMIC: 5.6%
Fannie Mae (United States) Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	548,496	598,900
Freddie Mac (United States)
Series 4283 EW, 4.50%, 12/15/43(f)	USD	136,847	144,572
Series 4319 MA, 4.50%, 3/15/44(f)	USD	497,060	525,726
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	711,385	719,560
USD LIBOR 1-Month
+0.75%, 2.325%, 10/20/66	USD	2,209,864	2,233,433
USD LIBOR 12-Month
+0.22%, 2.019%, 10/20/67	USD	684,924	686,946
+0.20%, 2.10%, 11/20/67	USD	2,881,774	2,888,005
+0.15%, 2.29%, 12/20/67	USD	1,451,087	1,450,010
+0.04%, 2.56%, 2/20/68	USD	1,117,000	1,125,116

			10,372,268
Federal Agency Mortgage Pass-Through: 13.0%
Fannie Mae, 15 Year (United States) 5.00%, 7/1/25	USD	19,993	21,065
Fannie Mae, 20 Year (United States) 4.00%, 11/1/30 - 9/1/35	USD	1,335,023	1,385,733
3.50%, 3/1/37	USD	2,030,344	2,066,028
Fannie Mae, 30 Year (United States) 4.50%, 4/1/39 - 4/1/46	USD	6,500,137	6,851,096
Fannie Mae, Hybrid ARM (United States)
USD LIBOR 12-Month
+1.58%, 2.915%, 8/1/44	USD	148,759	150,193
+1.58%, 2.76%, 9/1/44	USD	238,100	239,697
Freddie Mac, Hybrid ARM (United States)
USD LIBOR 12-Month
+1.63%, 3.019%, 10/1/44	USD	292,147	295,152
+1.60%, 2.721%, 11/1/44	USD	797,980	802,326
+1.62%, 2.676%, 1/1/45	USD	805,765	808,868
+1.63%, 2.729%, 5/1/46	USD	1,260,550	1,262,534
Freddie Mac Gold, 30 Year (United States) 6.00%, 2/1/35	USD	75,130	83,576
4.50%, 8/1/44 - 8/1/47	USD	7,632,293	7,993,156
4.00%, 12/1/46	USD	1,870,736	1,927,480

			23,886,904

			34,259,172

			48,313,755
CORPORATE: 41.4%
FINANCIALS: 12.4%
Bank of America Corp. (United States) 4.25%, 10/22/26	USD	1,425,000	1,434,092
6.625%, 5/23/36(b)	USD	325,000	395,735
Barclays PLC (United Kingdom) 4.836%, 5/9/28	USD	1,850,000	1,817,695
BNP Paribas SA (France) 4.375%, 9/28/25(c)	USD	1,775,000	1,778,626

1 / Dodge & Cox Global Bond Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2018

DEBT SECURITIES (continued)

	PAR VALUE		VALUE
Capital One Financial Corp. (United States)
3.75%, 4/24/24	USD	1,275,000	$1,265,159
Chubb, Ltd. (Switzerland) 2.50%, 3/15/38	EUR	2,125,000	2,653,252
Citigroup, Inc. (United States)
USD LIBOR 3-Month
+6.37%, 8.137%, 10/30/40(b)	USD	1,650,000	1,790,580
HSBC Holdings PLC (United Kingdom) 6.50%, 9/15/37	USD	2,225,000	2,780,404
JPMorgan Chase & Co. (United States) 4.25%, 10/1/27	USD	1,825,000	1,846,077
Lloyds Banking Group PLC (United Kingdom) 4.50%, 11/4/24	USD	1,125,000	1,133,285
4.582%, 12/10/25	USD	1,575,000	1,576,121
Navient Corp. (United States) 8.45%, 6/15/18	USD	675,000	680,738
Royal Bank of Scotland Group PLC (United Kingdom) 6.00%, 12/19/23	USD	1,750,000	1,863,548
Wells Fargo & Co. (United States) 4.30%, 7/22/27	USD	1,750,000	1,758,165

			22,773,477
INDUSTRIALS: 25.3%
AT&T, Inc. (United States) 4.75%, 5/15/46	USD	1,650,000	1,599,849
4.50%, 3/9/48	USD	2,250,000	2,076,946
Becton, Dickinson and Co. (United States) 2.894%, 6/6/22	USD	1,700,000	1,648,950
Cemex SAB de CV (Mexico) 7.75%, 4/16/26(c)	USD	1,925,000	2,120,772
Charter Communications, Inc. (United States) 7.30%, 7/1/38	USD	425,000	508,210
6.75%, 6/15/39	USD	1,300,000	1,478,047
6.484%, 10/23/45	USD	650,000	712,444
Concho Resources, Inc. (United States) 4.875%, 10/1/47	USD	500,000	530,255
Cox Enterprises, Inc. (United States) 4.80%, 2/1/35(c)	USD	350,000	343,026
8.375%, 3/1/39(c)	USD	1,125,000	1,541,452
CVS Health Corp. (United States) 3.70%, 3/9/23	USD	575,000	576,766
4.10%, 3/25/25	USD	175,000	176,088
4.30%, 3/25/28	USD	400,000	402,470
4.78%, 3/25/38	USD	225,000	227,667
Dell Technologies, Inc. (United States) 4.42%, 6/15/21(c)	USD	150,000	153,837
5.45%, 6/15/23(c)	USD	550,000	582,816
Ford Motor Credit Co. LLC(d) (United States) 5.875%, 8/2/21	USD	1,575,000	1,680,280
Grupo Televisa SAB (Mexico) 8.50%, 3/11/32	USD	1,264,000	1,625,084
6.125%, 1/31/46	USD	200,000	218,577
HCA Holdings, Inc. (United States) 4.75%, 5/1/23	USD	2,250,000	2,275,312
Imperial Brands PLC (United Kingdom) 4.25%, 7/21/25(c)	USD	1,825,000	1,851,672
Kinder Morgan, Inc. (United States) 6.95%, 1/15/38	USD	2,925,000	3,534,939
LafargeHolcim, Ltd. (Switzerland) 7.125%, 7/15/36	USD	1,150,000	1,458,527
4.75%, 9/22/46(c)	USD	400,000	396,129
Macy’s, Inc. (United States) 6.70%, 9/15/28	USD	50,000	52,986
6.90%, 4/1/29	USD	75,000	80,638
6.70%, 7/15/34	USD	425,000	446,182

	PAR VALUE		VALUE
Millicom International Cellular SA (Luxembourg) 5.125%, 1/15/28(c)	USD	1,875,000	$1,788,281
Molex Electronic Technologies LLC(d) (United States) 2.878%, 4/15/20(c)	USD	731,000	724,621
MTN Group, Ltd. (South Africa) 4.755%, 11/11/24(c)	USD	1,125,000	1,078,594
Naspers, Ltd. (South Africa) 5.50%, 7/21/25(c)	USD	1,875,000	1,988,081
4.85%, 7/6/27(c)	USD	750,000	764,082
RELX PLC (United Kingdom) 8.625%, 1/15/19	USD	58,000	60,559
3.125%, 10/15/22	USD	574,000	565,849
3.50%, 3/16/23	USD	325,000	325,309
Telecom Italia SPA (Italy) 7.175%, 6/18/19	USD	200,000	208,966
6.375%, 6/24/19	GBP	800,000	1,185,229
7.721%, 6/4/38	USD	1,425,000	1,742,348
TransCanada Corp. (Canada) 5.625%, 5/20/75(b)(g)	USD	1,800,000	1,845,000
5.30%, 3/15/77(b)(g)	USD	1,800,000	1,777,500
Twenty-First Century Fox, Inc. (United States) 6.65%, 11/15/37	USD	1,100,000	1,432,251
Ultrapar Participacoes SA (Brazil) 5.25%, 10/6/26(c)	USD	900,000	894,375
Verizon Communications, Inc. (United States) 5.012%, 4/15/49	USD	1,800,000	1,862,269

			46,543,235
UTILITIES: 3.7%
Dominion Energy, Inc. (United States) 5.75%, 10/1/54(b)(g)	USD	1,975,000	2,086,588
Enel SPA (Italy) 6.80%, 9/15/37(c)	USD	650,000	818,385
6.00%, 10/7/39(c)	USD	880,000	1,032,035
The Southern Co. (United States) 5.50%, 3/15/57(b)(g)	USD	2,800,000	2,906,901

			6,843,909

			76,160,621

TOTAL DEBT SECURITIES (Cost $172,768,853)			$174,443,797

SHORT-TERM INVESTMENTS: 3.8%

	SHARES/ PAR VALUE		VALUE
COMMERCIAL PAPER: 2.8%
Anthem, Inc. (United States) 5/24/18(c)	USD	1,750,000	$1,744,074
Dominion Energy, Inc. (United States) 5/21/18(c)	USD	1,750,000	1,744,070
Mondelez International, Inc. (United States) 4/3/18(c)	USD	1,750,000	1,749,825

			5,237,969
REPURCHASE AGREEMENT: 0.9%
Fixed Income Clearing Corporation(e) 1.00%, dated 3/29/18, due 4/2/18, maturity value $1,569,174	USD	1,569,000	1,569,000

See accompanying Notes to Portfolio of Investments	Dodge & Cox Global Bond Fund / 2

Portfolio of Investments (unaudited)	March 31, 2018

	SHARES/ PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	183,396	$183,396

TOTAL SHORT-TERM INVESTMENTS (Cost $6,990,365)		$6,990,365

TOTAL INVESTMENTS (Cost $179,759,218)	98.6%	$181,434,162
OTHER ASSETS LESS LIABILITIES	1.4%	2,529,941

NET ASSETS	100.0%	$183,964,103

(a)	Inflation-linked
(b)	Hybrid security
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, all such securities in total represented $38,123,350 or 20.7% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Subsidiary (see below)
(e)	Repurchase agreement is collateralized by U.S. Treasury Note 2.00%, 2/15/22. Total collateral value is $1,603,504.
(f)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

ARM: Adjustable Rate Mortgage

CMBS: Commercial Mortgage-Backed Security

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

GO: General Obligation

RB: Revenue Bond

COP:Colombian Peso

EUR:Euro

GBP:British Pound

ARS:Argentine Peso

IDR:Indonesian Rupiah

INR:Indian Rupee

JPY:Japanese Yen

MXN:Mexican Peso

PLN:Polish Zloty

THB: Thai Baht

USD:United States Dollar

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note – Short Position	73	6/20/18	$(8,843,266)	$(68,661)
Euro-Bund Future – Short Position	39	6/7/18	(7,650,653)	(110,695)
Long Term U.S. Treasury Bond – Short Position	70	6/20/18	(10,263,750)	(255,820)

				$(435,176)

CENTRALLY CLEARED INTEREST RATE SWAPS
		Contract Amount
Notional Amount	Expiration Date	Fixed Rate	Value	Upfront Receipts (Payments)	Unrealized Appreciation/ (Depreciation)
Pay Fixed (Semi-Annually) / Receive USD LIBOR 3-Month (Quarterly):
$3,760,000	6/20/48	2.500%	$294,469	$233,335	$62,154
5,930,000	6/20/28	2.250%	303,467	357,033	(53,567)

			$597,936	$590,368	$8,587

CURRENCY FORWARD CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)
Contracts to sell EUR:
Barclays	4/25/18	176,727	150,000	$(8,115)
Citibank	7/11/18	1,452,852	1,200,000	(34,626)
Citibank	7/11/18	347,503	275,000	6,622
Citibank	7/11/18	309,595	250,000	(296)
Citibank	8/15/18	2,896,532	2,325,000	6,576
Citibank	8/15/18	3,507,040	2,825,000	(4,412)
JPMorgan	4/25/18	176,635	150,000	(8,208)
Contracts to sell GBP:
Barclays	9/12/18	1,050,150	750,000	(9,241)
Citibank	4/25/18	133,538	100,000	(6,887)
Contracts to sell JPY:
Barclays	4/16/18	2,857,778	315,000,000	(104,866)
Citibank	5/1/18	4,479,701	480,000,000	(38,429)
Credit Suisse	5/10/18	1,423,332	160,000,000	(83,528)
Contracts to sell THB:
Barclays	4/10/18	3,503,073	110,000,000	(15,463)

Counterparty	Settle Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation (Depreciation)
Contracts to buy EUR:
Barclays	7/11/18	2,154,244	1,725,000	(15,994)
Barclays	4/25/18	372,431	300,000	(2,746)

Unrealized gain on currency forward contracts				13,198
Unrealized loss on currency forward contracts				(332,811)

Net unrealized loss on currency forward contracts				$(319,613)

The listed counterparty may be the parent company or one of its subsidiaries.

3 / Dodge & Cox Global Bond Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Other investments for which market quotes are readily available are valued at market value. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2018:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
Government	$—	$38,496,866	$—
Government-Related	—	11,472,555	—
Securitized	—	48,313,755	—
Corporate	—	76,160,621	—
Short-term Investments
Commercial Paper	—	5,237,969	—
Repurchase Agreement	—	1,569,000	—
Money Market Fund	183,396	—	—

Total Securities	$183,396	$181,250,766	$—

Other Investments
Futures Contracts
Depreciation	$(435,176)	$—	$—
Swaps
Appreciation	—	62,154	—
Depreciation	—	(53,567)	—
Currency Forward Contracts
Appreciation	—	13,198	—
Depreciation	—	(332,811)	—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at March 31, 2018 and December 31, 2017, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Bond Fund / 4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

Date: May 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: May 16, 2018